UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: February 28

Date of reporting period: May 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.1%

$3,930	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$3,857,727

3,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	3,339,210
6,930	Total Consumer Staples			7,196,937
	Education and Civic Organizations – 21.3%

210	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/20	4/17 at 100.00	N/R	202,085

2,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2007G, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A	1,975,240

4,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2006, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A–	4,064,880

4,450	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	A	4,668,985

4,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-K2, 5.000%, 7/01/31 – NPFG Insured	7/18 at 100.00	A	4,223,080

2,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Trinity College, Series 2007J, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A1	1,975,240

	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds, Series 2006G:
4,995	5.250%, 7/01/26 – RAAI Insured	7/16 at 100.00	BBB–	5,059,635
2,250	5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	2,087,348

1,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2003B, 5.000%, 7/01/33 – NPFG Insured	7/13 at 100.00	A	1,555,292

1,490	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 1998A, 5.000%, 7/01/18 – RAAI Insured	7/10 at 100.00	N/R	1,490,671

1,435	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 – RAAI Insured	7/16 at 100.00	N/R	1,355,099

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A:
360	5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	N/R	355,910
400	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	N/R	383,964

3,200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O, 5.000%, 7/01/35	7/20 at 100.00	A–	3,289,248

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell Memorial Hall, Series 1999A, 5.625%, 7/01/29 – NPFG Insured	7/10 at 100.50	Baa1	2,024,200

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series 2004D, 5.000%, 7/01/16 – NPFG Insured	1/15 at 100.00	Baa1	696,703

900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2001E, 5.250%, 7/01/21	7/11 at 101.00	A2	935,559

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
395	5.000%, 7/01/30 – AMBAC Insured	7/17 at 100.00	N/R	397,560
265	5.000%, 7/01/37 – AMBAC Insured	7/17 at 100.00	N/R	256,584

1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 1998E, 5.000%, 7/01/28 – RAAI Insured	7/10 at 100.00	Baa2	1,107,844

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2004H, 5.000%, 7/01/17 – NPFG Insured	7/14 at 100.00	A+	729,222

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2002E:
1,400	5.500%, 7/01/22 – RAAI Insured	7/12 at 101.00	BBB–	1,428,812
6,000	5.250%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB–	5,764,738

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$685	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42	7/13 at 100.00	AAA	$703,406

10,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	10,552,195

3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42	7/17 at 100.00	AAA	3,170,910

605	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 2001A, 5.250%, 11/15/18 – NPFG Insured (Alternative Minimum Tax)	11/11 at 100.00	Aa3	612,829

1,435	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/16 – NPFG Insured	1/14 at 100.00	AA	1,584,412

2,670	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 – AGM Insured	2/15 at 100.00	AAA	3,038,727

	University of Connecticut, General Obligation Bonds, Series 2009A:
1,000	5.000%, 2/15/27	2/19 at 100.00	AA	1,101,900
1,000	5.000%, 2/15/28	2/19 at 100.00	AA	1,095,640

2,160	University of Connecticut, Student Fee Revenue Bonds, Series 2002A, 5.250%, 5/15/18	5/12 at 100.00	Aa2	2,319,775

3,120	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/20 – FGIC Insured	11/12 at 101.00	Aa2	3,434,683
71,440	Total Education and Civic Organizations			73,642,376
	Energy – 0.1%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Baa3	460,375
	Health Care – 10.8%

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital Issue, Series 1992A, 6.625%, 7/01/18 – NPFG Insured	7/10 at 100.00	A	2,007,220

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
1,000	5.500%, 7/01/21 – RAAI Insured	7/12 at 101.00	N/R	955,960
4,000	5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	N/R	3,733,560

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital, Series 1999G:
500	5.700%, 7/01/22 – AMBAC Insured	7/10 at 100.50	N/R	503,940
1,015	5.625%, 7/01/25 – AMBAC Insured	7/10 at 100.50	N/R	1,018,613

640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured	7/10 at 101.00	N/R	640,422

2,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	2,034,010

1,005	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	899,797

90	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured	7/12 at 101.00	N/R	82,552

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 1999G:
1,000	5.000%, 7/01/18 – NPFG Insured	7/10 at 100.50	Baa1	1,010,750
175	5.000%, 7/01/24 – NPFG Insured	7/10 at 100.50	Baa1	175,711

2,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 10.00	A	2,521,575

2,725	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Waterbury Hospital, Series 1999C, 5.750%, 7/01/20 – RAAI Insured	7/10 at 100.50	N/R	2,724,837

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 2005, 5.000%, 7/01/28 – AGM Insured	7/18 at 100.00	AAA	$2,069,860

11,460	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	Aa3	11,627,657

240	Connecticut Health and Educational Facilities Authority, Revenue Refunding Bonds, Middlesex Health Services, Series 1997H, 5.125%, 7/01/27 – NPFG Insured	7/10 at 100.00	A2	231,902

2,500	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	Aa1	2,581,800

590	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	603,387

1,670	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue Bonds, Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,664,389
37,350	Total Health Care			37,087,942
	Housing/Multifamily – 1.9%

1,695	Bridgeport Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Stratfield Apartments, Series 1999, 7.250%, 12/01/24 (Alternative Minimum Tax)	6/10 at 102.00	N/R	1,702,272

2,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1999D-2, 6.200%, 11/15/41 (Alternative Minimum Tax)	6/10 at 100.00	AAA	2,001,660

2,875	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds, Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)	11/15 at 100.00	AAA	2,876,323
6,570	Total Housing/Multifamily			6,580,255
	Housing/Single Family – 5.4%

	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:
1,595	5.300%, 11/15/33 (Alternative Minimum Tax)	11/10 at 100.00	AAA	1,597,105
5,160	5.450%, 11/15/43 (Alternative Minimum Tax)	11/10 at 100.00	AAA	5,168,204

5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5, 5.050%, 11/15/34	5/13 at 100.00	AAA	5,083,750

	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
1,610	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,602,675
1,735	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,703,041

3,410	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	3,444,953
18,510	Total Housing/Single Family			18,599,728
	Long-Term Care – 4.2%

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church Homes Inc. – Congregational Avery Heights, Series 1997:
730	5.700%, 4/01/12	10/10 at 100.00	BBB–	731,132
2,560	5.800%, 4/01/21	10/10 at 100.00	BBB–	2,521,395

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Connecticut Baptist Homes Inc., Series 1999:
1,000	5.500%, 9/01/15 – RAAI Insured	9/10 at 101.00	BBB–	1,011,620
500	5.625%, 9/01/22 – RAAI Insured	9/10 at 101.00	BBB–	493,640

1,875	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Elim Park Baptist Home Inc., Series 1998A, 5.375%, 12/01/18	6/10 at 100.00	BBB+	1,875,075

65	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002, 4.750%, 8/01/32 – RAAI Insured	8/12 at 101.00	BBB	53,515

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

	Connecticut Development Authority, Revenue Refunding Bonds, Duncaster Inc., Series 1999A:
$2,200	5.250%, 8/01/19 – RAAI Insured	8/10 at 101.00	BBB	$2,223,804
3,910	5.375%, 8/01/24 – RAAI Insured	8/10 at 101.00	BBB	3,936,901

500	Connecticut Housing Finance Authority, Group Home Mortgage Finance Program Special Obligation Bonds, Series 2000GH-5, 5.850%, 6/15/30 – AMBAC Insured	6/10 at 102.00	N/R	506,995

	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A:
830	7.625%, 1/01/30	1/20 at 100.00	N/R	853,423
350	7.750%, 1/01/43	1/20 at 100.00	N/R	367,959
14,520	Total Long-Term Care			14,575,459
	Materials – 0.3%

1,000	Sprague, Connecticut, Environmental Improvement Revenue Bonds, International Paper Company, Series 1997A, 5.700%, 10/01/21 (Alternative Minimum Tax)	10/10 at 100.00	BBB	1,000,150
	Tax Obligation/General – 15.2%

1,500	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 – FGIC Insured	8/12 at 100.00	A1	1,563,660

395	Colchester, Connecticut, General Obligation Bonds, Series 2001, 5.500%, 6/15/14 – FGIC Insured	6/11 at 102.00	Aa2	418,080

2,330	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	2,504,028

5,000	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	5,407,150

2,200	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AAA	2,406,976

1,000	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 10.00	AA	1,128,020

	Connecticut State, General Obligation Bonds, Series 2008C:
1,000	5.000%, 11/01/26	11/18 at 100.00	AA	1,108,990
1,000	5.000%, 11/01/27	11/18 at 100.00	AA	1,102,850
1,000	5.000%, 11/01/28	11/18 at 100.00	AA	1,096,750

	Connecticut, General Obligation Bonds, Series 2001C:
5,000	5.500%, 12/15/13 (UB)	No Opt. Call	AA	5,767,600
10,000	5.500%, 12/15/14 (UB)	No Opt. Call	AA	11,745,600

545	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/16 – FGIC Insured	7/11 at 102.00	Aa2	581,346

	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
1,195	5.000%, 8/01/20 – AGM Insured	8/15 at 100.00	AAA	1,312,564
595	5.000%, 8/01/21 – AGM Insured	8/15 at 100.00	AAA	647,366
1,210	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AAA	1,246,252

485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	575,685

270	Old Saybrook, Connecticut, General Obligation Bonds, Series 1991, 6.500%, 2/15/11 – AMBAC Insured	No Opt. Call	Aa2	281,537

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
700	5.500%, 7/01/14 – AGM Insured	No Opt. Call	AAA	778,295
2,125	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AAA	2,404,799
2,500	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AAA	2,807,525
2,870	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AAA	3,203,838
1,875	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AAA	2,071,725
1,700	5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A3	1,819,986

420	Regional School District 15, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 8/15/22 – AGM Insured	8/10 at 101.00	Aa2	427,602
46,915	Total Tax Obligation/General			52,408,224

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited – 12.2%

$2,600	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AAA		$2,671,266

1,250	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2008G, 6.000%, 7/01/28 – AGC Insured	7/18 at 100.00	AAA		1,387,563

825	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities Program, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured	7/10 at 100.00	N/R		825,380

2,895	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for Waterbury Inc., Series 1998A, 6.750%, 7/01/28	7/10 at 103.00	A		3,046,756

	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
1,275	5.000%, 12/15/20	12/11 at 101.00	AA–		1,352,992
1,000	5.000%, 12/15/30	12/11 at 101.00	AA–		1,020,810

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2008A, 5.000%, 11/01/28	No Opt. Call	AA		5,430,850

1,150	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B, 6.125%, 9/01/12	No Opt. Call	AA		1,219,173

4,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B, 5.000%, 12/01/20 – AMBAC Insured	12/12 at 100.00	AA		4,297,320

1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 – FGIC Insured	1/14 at 100.00	AA		1,073,550

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/26 – AMBAC Insured	8/17 at 100.00	AA		5,424,100

1,900	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–		1,963,213

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
200	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	A3		206,726
4,100	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A		4,262,196

4,650	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AAA		5,062,269

1,050	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	Aa2		1,069,961

1,700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A		1,844,772
39,595	Total Tax Obligation/Limited				42,158,897
	Transportation – 1.1%

2,100	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A, 5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)	4/11 at 101.00	A		2,103,318

1,360	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%, 12/01/14 – AMBAC Insured	No Opt. Call	N/R		1,545,110

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/10 at 100.00	CCC+		197,968
3,710	Total Transportation				3,846,396
	U.S. Guaranteed – 6.5% (4)

1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2000A, 6.000%, 7/15/19 (Pre-refunded 7/15/10) – FGIC Insured	7/10 at 101.00	AAA		1,017,280

1,440	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/22 (Pre-refunded 9/15/13) – AGM Insured	9/13 at 100.00	AAA		1,634,918

55	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A, 6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	N/R	(4)	55,837

925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy, Series 2001B, 5.000%, 3/01/32 (Pre-refunded 3/01/11) – AGM Insured	3/11 at 101.00	AAA		967,069

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$1,005	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System – Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19 (ETM)	7/10 at 100.00	AAA		$1,246,180

2,000	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA	(4)	2,199,840

470	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/16 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 102.00	Aa2	(4)	503,986

1,000	Hartford, Connecticut, Parking System Revenue Bonds, Series 2000A, 6.500%, 7/01/25 (Pre-refunded 7/01/10)	7/10 at 100.00	Baa2	(4)	1,005,540

365	New Haven, Connecticut, General Obligation Bonds, Series 2001A, 5.000%, 11/01/20 (Pre-refunded 11/01/11) – FGIC Insured	11/11 at 100.00	A1	(4)	375,622

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
2,540	5.500%, 10/01/32 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA		2,610,383
4,500	5.500%, 10/01/40 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA		4,624,695

590	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		592,909

1,460	Regional School District 8, Andover, Hebron and Marlborough, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 (Pre-refunded 5/01/11) – AGM Insured	5/11 at 101.00	Aa3	(4)	1,537,964

1,000	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/18 (Pre-refunded 4/01/12)	4/12 at 100.00	AA	(4)	1,088,770

	Waterbury, Connecticut, General Obligation Bonds, Series 2002A:
1,500	5.375%, 4/01/16 (Pre-refunded 4/01/12) – AGM Insured	4/12 at 100.00	AAA		1,628,220
1,090	5.375%, 4/01/17 (Pre-refunded 4/01/12) – AGM Insured	4/12 at 100.00	AAA		1,183,173
20,940	Total U.S. Guaranteed				22,272,386
	Utilities – 11.8%

3,800	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue Bonds, Covanta Bristol Inc., Series 2005, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	A+		4,115,894

2,025	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and Power Company, Series 1993A, 5.850%, 9/01/28	10/10 at 101.00	Baa1		2,044,764

3,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Western Massachusetts Electric Company, Series 1993A, 5.850%, 9/01/28	10/10 at 101.00	BBB		3,029,730

3,740	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)	11/12 at 100.00	Baa1		3,749,013

5,250	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	11/10 at 100.00	BB+		5,252,520

1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)	12/11 at 102.00	Ba1		996,070

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
910	5.500%, 1/01/14 (Alternative Minimum Tax)	7/10 at 100.00	BBB		911,465
6,550	5.500%, 1/01/20 (Alternative Minimum Tax)	7/10 at 100.00	BBB		6,549,933

	Guam Power Authority, Revenue Bonds, Series 1999A:
2,280	5.125%, 10/01/29 – NPFG Insured	10/10 at 100.00	A		2,245,207
1,000	5.125%, 10/01/29 – AMBAC Insured	10/10 at 100.00	Ba1		935,840

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002:
$5,000	5.000%, 7/01/19 – NPFG Insured	No Opt. Call	A	$5,459,450
5,000	5.000%, 7/01/20 – NPFG Insured	No Opt. Call	A	5,424,600
39,555	Total Utilities			40,714,486
	Water and Sewer – 8.5%

1,750	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic Company, Series 1995, 6.150%, 4/01/35 (Alternative Minimum Tax)	10/10 at 100.50	N/R	1,755,513

150	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Refunding Series 2005B, 4.400%, 8/01/29 – SYNCORA GTY Insured	8/12 at 102.00	N/R	146,720

5,625	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	5,102,719

1,550	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,732,435

	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A:
3,840	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	3,958,272
4,670	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	4,754,761

1,140	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa1	1,198,015

	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A:
3,000	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	3,146,040
3,955	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	Aa3	4,036,117

2,760	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth Series, 2007A, 5.000%, 8/01/30 – NPFG Insured	8/16 at 100.00	Aa3	2,889,554

550	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32	11/13 at 100.00	AA+	578,776
28,990	Total Water and Sewer			29,298,922
$336,525	Total Investments (cost $339,159,333) – 101.4%			349,842,533
	Floating Rate Obligations – (2.9)%			(10,000,000)
	Other Assets Less Liabilities – 1.5%			5,323,974
	Net Assets – 100%			$345,166,507

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2010

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$349,842,533	$—	$349,842,533

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $328,913,595.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$12,925,214
Depreciation	(1,996,276)
Net unrealized appreciation (depreciation) of investments	$10,928,938

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

8	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%

	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$280	5.000%, 1/01/32	1/15 at 100.00	B3	$158,127
240	5.125%, 1/01/37	1/15 at 100.00	B3	135,686
520	Total Consumer Discretionary			293,813
	Consumer Staples – 2.7%

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
1,355	4.500%, 6/01/23	6/17 at 100.00	BBB	1,271,017
1,635	4.750%, 6/01/34	6/17 at 100.00	BBB	1,178,999
6,500	5.000%, 6/01/41	6/17 at 100.00	BBB	4,406,220
9,490	Total Consumer Staples			6,856,236
	Education and Civic Organizations – 10.6%

2,000	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	2,031,640

360	New Brunswick Housing Authority, New Jersey, Lease Revenue Refunding Bonds, Rutgers University, Series 1998, 4.750%, 7/01/18 – FGIC Insured	7/10 at 100.00	AA	361,073

375	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	N/R	375,161

2,500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	7/13 at 100.00	N/R	2,315,175

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	N/R	1,003,210

425	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series 2007D, 5.250%, 7/01/37	7/17 at 100.00	BBB+	418,935

1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D, 5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	1,521,716

45	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 – NPFG Insured	7/14 at 100.00	A1	47,308

1,400	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F, 5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	A1	1,544,480

1,035	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A1	1,046,323

	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
125	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	A+	132,290
265	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A+	278,756
815	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	A+	817,396

2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Richard Stockton College of New Jersey, refunding Series 2008A, 5.375%, 7/01/38	7/18 at 100.00	A2	2,102,280

290	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 – RAAI Insured	7/14 at 100.00	Baa1	297,772

190	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C, 5.000%, 7/01/37 – RAAI Insured	7/12 at 100.00	Baa1	179,497

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2007B, 4.250%, 7/01/34 – FGIC Insured	7/17 at 100.00	A+	463,930

1,840	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Kean University, Series 2009A, 5.500%, 9/01/36 – AGC Insured	9/19 at 100.00	AAA	2,002,638

255	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Monmouth College, Series 1993A, 5.625%, 7/01/13	7/10 at 100.00	A3	255,627

2,500	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32	6/19 at 100.00	Baa1	2,887,975

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$4,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AAA	$4,302,160

630	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	653,657

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	1,420,425
25,545	Total Education and Civic Organizations			26,459,424
	Financials – 0.7%

750	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	10/10 at 100.00	Ba1	751,538

1,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Baa3	1,029,140
1,750	Total Financials			1,780,678
	Health Care – 21.9%

2,500	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.250%, 2/15/27	2/15 at 100.00	BBB	2,442,700

	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A:
3,000	5.000%, 2/15/25	2/15 at 100.00	BBB	2,890,800
350	5.750%, 2/15/34	8/14 at 100.00	BBB	350,742

1,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	1,534,035

4,000	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	4,036,920

4,045	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001, 5.000%, 8/01/31 – AMBAC Insured	8/11 at 100.00	N/R	4,093,945

1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	1,165,452

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aa3	1,532,250

140	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	Baa3	136,398

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/26	7/16 at 100.00	A–	1,971,660

1,710	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A–	1,664,018

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group, Series 2001:
600	5.500%, 7/01/21	7/11 at 100.00	A2	606,678
265	5.625%, 7/01/31	7/11 at 100.00	A2	266,558

305	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31	7/12 at 101.00	BB+	282,464

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2000, 5.750%, 7/01/31	7/10 at 100.00	A2	2,001,200

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B:
2,500	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	2,355,700
900	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	789,255

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A:
$750	5.000%, 7/01/29	1/17 at 100.00	BB+	$620,768
15,000	0.000%, 7/01/35	1/17 at 39.39	BB+	2,209,800

3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	3,095,340

1,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	1,239,836

75	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Society of the Valley Hospital Obligated Group, Series 2000, 5.500%, 7/01/20 – AMBAC Insured	7/10 at 100.00	N/R	74,997

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
1,255	5.500%, 7/01/23	7/13 at 100.00	Ba2	1,152,667
1,725	5.500%, 7/01/33	7/13 at 100.00	Ba2	1,413,758

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2006:
830	5.000%, 7/01/25	7/16 at 100.00	A2	845,222
860	5.000%, 7/01/36	7/16 at 100.00	A2	848,854

1,660	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University Hospital, Series 2000A, 6.875%, 7/01/30	7/10 at 100.00	Baa2	1,660,847

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health System, Series 1998, 5.250%, 7/01/10 – AGM Insured	No Opt. Call	AAA	1,505,505

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City Medical Center, Series 2002, 5.750%, 7/01/25	7/12 at 100.00	A+	1,023,640

	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002:
1,710	5.000%, 7/01/22 – RAAI Insured	1/12 at 100.00	N/R	1,546,575
1,000	5.125%, 7/01/32 – RAAI Insured	1/12 at 100.00	N/R	831,720

5,500	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AAA	5,594,928

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/39	6/19 at 100.00	AA	2,052,520

795	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 – NPFG Insured	7/10 at 100.00	A	798,967
68,435	Total Health Care			54,636,719
	Housing/Multifamily – 2.8%

1,000	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Housing Revenue Bonds, Ballantyne House Project, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)	11/12 at 100.00	Aaa	1,005,190

1,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000A-1, 6.350%, 11/01/31 – AGM Insured (Alternative Minimum Tax)	9/10 at 100.00	AAA	1,501,650

570	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000E-1, 5.750%, 5/01/25 – AGM Insured	8/10 at 100.00	AAA	571,197

3,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	A+	3,001,230

775	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview Apartments Project, Series 2000A, 6.300%, 10/20/19 (Alternative Minimum Tax)	10/10 at 101.00	Aaa	791,639
6,845	Total Housing/Multifamily			6,870,906

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family – 2.3%

$425	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 2000CC, 5.875%, 10/01/31 – NPFG Insured (Alternative Minimum Tax)	10/10 at 100.00	Aaa	$426,326

2,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	1,908,680

2,940	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008AA, 6.375%, 10/01/28	10/18 at 100.00	AA	3,264,605

95	Virgin Islands Housing Finance Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	9/10 at 100.00	N/R	95,145
5,460	Total Housing/Single Family			5,694,756
	Long-Term Care – 3.7%

785	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	685,627

1,200	New Jersey Economic Development Authority, First Mortgage Fixed Rate Revenue Bonds, Cadbury Corporation, Series 1998A, 5.500%, 7/01/18 – ACA Insured	7/10 at 100.00	N/R	1,113,204

1,975	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.750%, 11/01/24	11/14 at 100.00	N/R	1,986,376

600	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.875%, 6/01/18	6/11 at 102.00	A–	621,144

140	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2002, 5.250%, 6/01/32	6/13 at 102.00	A–	137,137

	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998:
1,500	5.125%, 7/01/25	7/10 at 100.00	BB+	1,301,880
1,175	6.625%, 7/01/38	1/14 at 100.00	BB+	1,159,866

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good Shepherd Obligated Group, Series 2001:
1,000	5.100%, 7/01/21 – RAAI Insured	7/11 at 100.00	N/R	947,970
1,350	5.200%, 7/01/31 – RAAI Insured	7/11 at 100.00	N/R	1,177,916
9,725	Total Long-Term Care			9,131,120
	Tax Obligation/General – 4.1%

780	Clifton, New Jersey, General Obligation Bonds, Series 2002, 5.000%, 1/15/19 – FGIC Insured	1/11 at 100.00	Aa3	796,193

500	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School Bonds, Series 1992, 5.875%, 8/01/11	No Opt. Call	AA	531,965

525	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27 (WI/DD, Settling 6/03/10)	8/20 at 100.00	AA	579,128

750	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured	12/19 at 100.00	Aa3	859,988

250	Union City, Hudson County, New Jersey, General Obligation Bonds, Series 1992, 6.375%, 11/01/10 – AGM Insured	No Opt. Call	AAA	256,478

5,000	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 1998A, 5.000%, 6/15/28 (Alternative Minimum Tax)	6/10 at 100.00	AA+	5,000,198

2,110	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 1/01/21 – AGM Insured	1/16 at 100.00	Aa2	2,322,266
9,915	Total Tax Obligation/General			10,346,216
	Tax Obligation/Limited – 23.0%

650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	779,376

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003:
$1,000	5.000%, 12/01/20 – NPFG Insured	12/13 at 100.00	AA	$1,103,330
695	5.000%, 12/01/21 – NPFG Insured	12/13 at 100.00	AA	759,350

825	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	931,252

900	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	1,072,125

	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
395	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	418,811
920	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	947,830

1,750	Middlesex County, New Jersey, Certificates of Participation, Series 2001, 5.000%, 8/01/22 – NPFG Insured	8/11 at 100.00	Aa2	1,798,773

2,255	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	AA–	2,343,080

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
830	5.500%, 6/15/24	6/12 at 100.00	BBB	826,522
595	5.750%, 6/15/29	6/14 at 100.00	BBB	595,405
2,560	5.750%, 6/15/34	6/14 at 100.00	BBB	2,536,858

1,000	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Series 2005C, 5.000%, 3/01/27 – AGM Insured	3/15 at 100.00	AAA	1,051,730

2,600	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	2,899,000

	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
85	5.125%, 6/15/27	6/17 at 100.00	Baa3	78,405
145	5.125%, 6/15/37	6/17 at 100.00	Baa3	125,695

830	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U, 5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	863,217

700	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured	No Opt. Call	AAA	801,780

	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
1,050	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AA–	1,106,795
1,875	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	1,914,188
4,495	5.000%, 9/15/26 – AMBAC Insured	No Opt. Call	AA–	4,580,495
1,325	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	AA–	1,346,465

	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformatiom Program, Series 2008A:
3,000	5.000%, 10/01/28	10/18 at 100.00	AA–	3,055,110
1,950	5.250%, 10/01/38	10/18 at 100.00	AA–	1,977,476

2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformatiom Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	AA–	2,147,780

	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
560	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	616,207
1,000	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	1,089,690

14,635	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	AA–	4,780,667

1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	AA–	2,183,233

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	AA–	$1,718,505

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
5,800	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	2,101,224
4,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AAA	1,160,560
5,450	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AAA	1,404,738

500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	AA–	525,305

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	AA–	953,350

485	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	A3	446,535

2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	2,170,080

1,495	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,564,518

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	Aa2	458,555
79,205	Total Tax Obligation/Limited			57,234,015
	Transportation – 12.9%

	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,335	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A+	1,385,343
500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A+	519,915

1,295	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A1	1,358,209

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
40	6.500%, 1/01/16	No Opt. Call	A+	47,747
485	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	578,930

5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	5,446,198

1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AAA	1,493,128

3,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	3,662,750

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Third Series 2008, 5.000%, 7/15/38	7/18 at 100.00	Aa2	2,116,200

2,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	2,670,500

420	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.440%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AAA	525,361

6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	Aa2	6,239,578

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
1,000	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	1,066,490
2,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/10 at 100.00	A	2,001,520
3,125	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/10 at 100.00	A	3,124,719
30,500	Total Transportation			32,236,588

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed – 9.9% (4)

$2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(4)	$2,799,475

665	Clifton, New Jersey, General Obligation Bonds, Series 2002, 5.000%, 1/15/19 (Pre-refunded 1/15/11) – FGIC Insured	1/11 at 100.00	Aa3	(4)	684,125

625	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R	(4)	780,275

420	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A	(4)	489,430

	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
1,825	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1	(4)	2,117,055
525	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1	(4)	609,016

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I, 5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+	(4)	562,060

1,195	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R	(4)	1,336,870

845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	N/R	(4)	986,614

510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 101.00	BBB–	(4)	518,400

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
10	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		12,254
165	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+	(4)	204,635
600	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		693,540
165	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3	(4)	190,016
115	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+	(4)	132,929
10	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A	(4)	11,516

375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	AA–	(4)	426,173

3,900	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.375%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA		4,006,431

4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	AAA		4,532,880

2,225	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		2,378,525

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
260	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		267,316
750	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		853,823
22,185	Total U.S. Guaranteed				24,593,358
	Utilities – 0.5%

1,250	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12	No Opt. Call	Baa1		1,301,563
	Water and Sewer – 2.5%

3,300	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AAA		3,473,052

1,380	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds, Series 2003A, 5.000%, 4/01/18 – SYNCORA GTY Insured	4/13 at 100.00	N/R		1,412,471

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 – FGIC Insured	8/12 at 100.00	N/R	$509,650

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa1	798,676
5,940	Total Water and Sewer			6,193,849
$276,765	Total Investments (cost $237,344,564) – 97.7%			243,629,241
	Other Assets Less Liabilities – 2.3%			5,689,865
	Net Assets – 100%			$249,319,106

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$243,629,241	$—	$243,629,241

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $237,054,433.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$11,404,594
Depreciation	(4,829,786)
Net unrealized appreciation (depreciation) of investments	$6,574,808

16	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 8.2%

$1,000	Allegany County Industrial Development Agency, New York, Revenue Bonds, Alfred University, Series 1998, 5.000%, 8/01/28 – NPFG Insured	8/10 at 100.00	Baa1	$999,930

4,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/13 – NPFG Insured	No Opt. Call	Aa3	4,265,400

2,610	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	N/R	2,535,119

1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	1,190,770

735	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	A	724,093

605	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002, 5.000%, 7/01/21 – FGIC Insured	7/12 at 100.00	A2	621,777

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/30 – AMBAC Insured	7/11 at 100.00	Aa3	1,005,970

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	1,113,180

1,120	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	1,140,597

435	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	A	439,898

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000, 5.250%, 7/01/30 – NPFG Insured	7/11 at 101.00	A	1,003,480

585	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	615,256

1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,283,868

940	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 12.967%, 7/01/40 – AMBAC Insured (IF)	7/15 at 100.00	AA+	1,034,094

2,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Polytechnic University, Series 2007, 5.250%, 11/01/37 – ACA Insured	11/17 at 100.00	BB+	2,264,675

1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	878,690

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
720	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	721,865
450	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	A	444,186
1,710	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,513,008

650	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A	664,794
24,260	Total Education and Civic Organizations			24,460,650
	Health Care – 13.4%

3,305	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 – AMBAC Insured	8/10 at 100.00	N/R	3,305,430

2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured	8/10 at 100.50	N/R	2,021,560

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$5,940	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured	8/10 at 100.00	N/R	$5,891,410

1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured	8/12 at 100.00	N/R	1,962,525

1,455	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AAA	1,526,702

1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	A	1,955,401

4,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	A–	4,020,160

2,260	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/29 – NPFG Insured	7/10 at 100.50	A	2,268,882

3,125	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%, 7/01/22 – NPFG Insured	7/10 at 100.50	A	3,154,469

2,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA	2,138,840

1,015	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AAA	1,111,922

1,650	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System Obligated Group, Series 1998, 5.000%, 11/01/23 – NPFG Insured	11/10 at 100.00	A	1,650,545

5,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured	7/11 at 101.00	N/R	5,002,700

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
2,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	2,129,640
1,750	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,858,290
39,320	Total Health Care			39,998,476
	Housing/Multifamily – 3.5%

3,095	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University at Buffalo Village Green Project, Series 2000A, 5.750%, 8/01/30 – AMBAC Insured	8/10 at 102.00	A3	3,116,046

1,110	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 – AMBAC Insured	8/12 at 101.00	N/R	1,123,331

	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	452,292
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	445,700
4,030	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AA+	4,227,107

521	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured	6/10 at 105.00	N/R	548,268

	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
310	6.100%, 11/01/15 – AGM Insured	11/10 at 100.00	AAA	311,358
245	6.125%, 11/01/20 – AGM Insured	11/10 at 100.00	AAA	245,319
10,111	Total Housing/Multifamily			10,469,421

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care – 2.5%

$2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2000A, 5.500%, 8/01/38 – NPFG Insured	8/10 at 101.00	A	$2,030,600

3,295	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – NPFG Insured	8/11 at 101.00	A	3,364,788

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2005A, 5.000%, 7/01/34 – AGM Insured	7/15 at 100.00	AAA	2,050,460
7,295	Total Long-Term Care			7,445,848
	Tax Obligation/General – 8.8%

1,000	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	A2	1,072,410

2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured	12/15 at 100.00	A	2,136,700

2,250	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%, 3/01/16 – FGIC Insured	3/12 at 100.00	A	2,332,890

2,000	Monroe-Woodbury Central School District, Orange County, New York, General Obligation Bonds, Series 2004A, 4.250%, 5/15/22 – FGIC Insured	5/14 at 100.00	A1	2,029,340

	Mount Sinai Union Free School District, Suffolk County, New York, General Obligation Refunding Bonds, Series 1992:
500	6.200%, 2/15/15 – AMBAC Insured	No Opt. Call	Aa3	598,785
1,035	6.200%, 2/15/16 – AMBAC Insured	No Opt. Call	Aa3	1,254,379

1,505	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1992B, 6.400%, 4/01/14 – FGIC Insured	No Opt. Call	Aa1	1,776,472

400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	430,444

1,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	1,102,760

60	New York City, New York, General Obligation Bonds, Fiscal Series 1992C, 6.250%, 8/01/10 – AGM Insured	No Opt. Call	AAA	60,295

2,980	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.250%, 8/01/15	No Opt. Call	AA	3,032,061

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,600	5.000%, 11/01/19 – AGM Insured	11/14 at 100.00	AAA	1,773,776
1,050	5.000%, 11/01/20 – AGM Insured	11/14 at 100.00	AAA	1,148,553

600	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	657,306

	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/13 – AMBAC Insured	No Opt. Call	AA–	1,107,360
960	6.700%, 2/15/14 – AMBAC Insured	No Opt. Call	AA–	1,144,867
960	6.700%, 2/15/15 – AMBAC Insured	No Opt. Call	AA–	1,176,134

550	Rondout Valley Central School District, Ulster County, New York, General Obligation Bonds, Series 1991, 6.850%, 6/15/10 – FGIC Insured	No Opt. Call	N/R	551,700

	Saratoga County, Half Moon, New York, Public Improvement Bonds, Series 1991:
395	6.500%, 6/01/10 – AMBAC Insured	No Opt. Call	N/R	395,194
395	6.500%, 6/01/11 – AMBAC Insured	No Opt. Call	N/R	417,385

1,985	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/17 – NPFG Insured	8/15 at 100.00	A	2,111,961
24,185	Total Tax Obligation/General			26,310,772
	Tax Obligation/Limited – 31.2%

80	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2000D, 5.250%, 8/15/30 – AGM Insured	8/10 at 100.00	AAA	80,122

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured	8/14 at 100.00	AAA	$1,048,960

2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	2,546,141

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,048,650

	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D:
5,675	5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	6,028,268
875	5.000%, 10/01/30 – NPFG Insured	10/12 at 100.00	A+	886,708

2,500	Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds, Southside Hospital, Series 1998, 5.000%, 2/15/25 – NPFG Insured	8/10 at 100.00	Aa3	2,500,500

310	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	335,566

1,460	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured	5/18 at 100.00	AAA	1,636,222

1,000	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2003, 5.750%, 5/01/19 – AGM Insured	5/12 at 100.00	AAA	1,073,540

1,100	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured	5/14 at 100.00	AAA	1,172,952

8,675	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	8,477,465

3,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AAA	3,192,300

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
2,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	2,138,400
1,350	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	1,425,128

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
1,670	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	1,818,329
1,225	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	1,322,743
4,970	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	5,348,764
500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	524,765

3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	3,687,320

1,640	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.000%, 5/01/30 – NPFG Insured	11/11 at 101.00	AAA	1,678,638

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C:
750	5.250%, 8/01/20 – AMBAC Insured	8/12 at 100.00	AAA	825,038
1,570	5.250%, 8/01/22 – AMBAC Insured	8/12 at 100.00	AAA	1,725,995

1,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	1,428,673

1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	1,064,480

	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
440	13.090%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	512,147
1,060	13.076%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	1,172,021

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 2001A:
$1,185	5.250%, 5/15/25 – AMBAC Insured	5/11 at 100.00	A1	$1,213,926
1,250	5.250%, 5/15/26 – AMBAC Insured	5/11 at 100.00	A1	1,280,513

1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series 2004A, 5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	AA	1,058,420

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
5,385	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	6,428,397
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,638,630

1,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	1,623,255

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
3,900	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	4,228,653
250	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	268,608
5,400	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	5,777,352

1,200	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	1,262,004

675	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured	6/15 at 100.00	AAA	676,175

	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E:
1,525	5.500%, 7/01/14 – AGM Insured	No Opt. Call	AAA	1,695,571
4,000	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AAA	4,465,280

3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.000%, 8/01/40 – AGM Insured	2/20 at 100.00	AAA	3,078,510

1,850	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	Aa2	1,885,169

2,235	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	BBB–	1,601,668
87,945	Total Tax Obligation/Limited			92,881,966
	Transportation – 17.6%

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 – FGIC Insured	No Opt. Call	A	1,693,665

4,250	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	A	4,600,285

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002E:
3,185	5.500%, 11/15/18 – NPFG Insured	11/12 at 100.00	A	3,447,508
7,155	5.500%, 11/15/19 – NPFG Insured	11/12 at 100.00	A	7,721,389

1,470	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	1,508,999

580	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	621,557

295	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	304,254

	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
1,000	5.000%, 1/01/30 – AGM Insured	7/15 at 100.00	AAA	1,040,940
3,000	5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AAA	3,101,940

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1998:
$1,000	5.000%, 4/01/18 – FGIC Insured (Alternative Minimum Tax)	10/10 at 100.00	A		$1,000,560
1,500	5.000%, 4/01/28 – FGIC Insured (Alternative Minimum Tax)	10/10 at 100.00	A		1,435,035

3,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/10 at 100.50	A		3,008,910

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
500	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	AAA		553,710
2,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2		2,136,400
1,100	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2		1,161,578

670	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.440%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AAA		838,076

3,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/10 at 100.00	A		2,999,730

2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/19 – FGIC Insured	1/12 at 100.00	Aa2		2,655,025

	Triborough Bridge and Tunnel Authority, New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2002D:
5,320	5.250%, 11/15/19 – AMBAC Insured (UB)	11/13 at 100.00	Aa3		5,920,149
5,275	5.250%, 11/15/20 – AMBAC Insured (UB)	11/13 at 100.00	Aa3		5,647,415

780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3		927,365
49,080	Total Transportation				52,324,490
	U.S. Guaranteed – 3.2% (4)

275	Camden Central School District, Oneida County, New York, General Obligation Bonds, Series 1991, 7.100%, 6/15/10 – AMBAC Insured (ETM)	No Opt. Call	AAA		275,886

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2000D:
35	5.250%, 8/15/30 (Pre-refunded 8/15/10) – AGM Insured	8/10 at 100.00	AAA		35,371
105	5.250%, 8/15/30 (Pre-refunded 8/15/10) – AGM Insured	8/10 at 100.00	AAA		106,120

5,280	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2000A, 0.000%, 7/01/25 (Pre-refunded 7/01/10) – NPFG Insured	7/10 at 101.00	Aa3	(4)	5,330,635

835	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 – AMBAC Insured (ETM)	No Opt. Call	AAA		943,926

1,295	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.125%, 7/01/24 – AMBAC Insured (ETM)	7/10 at 100.00	N/R	(4)	1,298,872

500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AAA		579,335

60	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.000%, 5/01/30 (Pre-refunded 11/01/11) – NPFG Insured	11/11 at 101.00	AAA		64,417

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C:
685	5.250%, 8/01/20 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA		753,534
130	5.250%, 8/01/22 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA		142,917

20	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.250%, 8/01/15 (Pre-refunded 8/01/10)	8/10 at 101.00	AA	(4)	20,374
9,220	Total U.S. Guaranteed				9,551,387

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities – 8.9%

$6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AAA	$4,336,980

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AAA	1,143,020
2,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AAA	1,081,280

1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – AGM Insured	9/11 at 100.00	AAA	1,520,910

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,300	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	3,540,603
2,615	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	2,760,577

250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	256,383

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 – BHAC Insured	9/16 at 100.00	AA+	5,201,050

5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%, 5/01/33 – BHAC Insured	5/19 at 100.00	AA+	5,526,500

1,000	New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds, Long Island Lighting Company, Series 1995A, 5.300%, 8/01/25 – NPFG Insured (Alternative Minimum Tax)	9/10 at 101.00	A	1,003,010
28,665	Total Utilities			26,370,313
	Water and Sewer – 3.3%

3,340	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured	6/15 at 100.00	AAA	3,542,905

2,105	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured	6/16 at 100.00	AAA	2,189,516

4,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured	6/15 at 100.00	AA+	4,217,040
9,445	Total Water and Sewer			9,949,461
$289,526	Total Investments (cost $287,204,015) – 100.6%			299,762,784
	Floating Rate Obligations – (2.4)%			(7,060,000)
	Other Assets Less Liabilities – 1.8%			5,196,810
	Net Assets Applicable to Common Shares – 100%			$297,899,594

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$299,762,784	$—	$299,762,784

24	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $280,086,665.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$14,327,826
Depreciation	(1,711,722)
Net unrealized appreciation (depreciation) of investments	$12,616,104

The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%

$665	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BB+	$599,983
	Consumer Staples – 2.7%

605	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/11 at 101.00	BBB	584,285

1,135	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	1,114,127

310	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/12 at 100.00	BBB	297,826

6,650	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008C, 0.000%, 6/01/44	6/22 at 100.00	BBB+	5,377,789

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,015	4.750%, 6/01/22	6/16 at 100.00	BBB	1,982,055
1,225	5.000%, 6/01/26	6/16 at 100.00	BBB	1,145,498

1,500	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	1,669,605
13,440	Total Consumer Staples			12,171,185
	Education and Civic Organizations – 12.9%

660	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	644,833

	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A:
520	5.000%, 4/01/20	4/17 at 100.00	N/R	500,401
1,000	5.000%, 4/01/27	4/17 at 100.00	N/R	904,670
290	5.000%, 4/01/37	4/17 at 100.00	N/R	244,746

215	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	210,388

1,750	Dormitory Authority of the State of New York, Brooklyn Law School Revenue Bonds, Series 2009, 5.750%, 7/01/33	7/19 at 100.00	BBB+	1,902,145

	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A:
45	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	N/R	43,709
2,820	5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	2,642,763

1,880	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 – NPFG Insured	7/17 at 100.00	A	1,958,922

1,670	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured	No Opt. Call	A	1,710,531

685	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College, Series 2001, 5.250%, 7/01/20 – RAAI Insured	7/11 at 102.00	N/R	696,282

1,850	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 – NPFG Insured	7/10 at 100.00	A	1,856,290

	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B:
1,250	5.250%, 7/01/31 (Mandatory put 7/01/13) – FGIC Insured	No Opt. Call	Aa2	1,391,475
2,000	5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	2,226,360

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	1,018,390

1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	1,580,580

4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – AGM Insured	No Opt. Call	AAA	4,751,680

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993C, 5.250%, 5/15/19	5/14 at 100.00	AA–	$1,097,950

195	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1990C, 7.500%, 7/01/10	No Opt. Call	Aa3	196,238

2,845	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Project, Series 2007-A2, 4.500%, 8/01/36	8/17 at 100.00	Baa1	2,431,508

615	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	626,205

250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2009B, 5.250%, 2/01/39	2/19 at 100.00	A	260,955

1,175	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB+	1,204,175

1,425	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, American Council of Learned Societies, Series 2002, 5.250%, 7/01/27	7/12 at 100.00	A1	1,447,187

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2006:
5,520	5.000%, 8/01/26	8/16 at 100.00	A–	5,607,492
2,000	5.000%, 8/01/36	8/16 at 100.00	A–	1,912,700

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,060	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	946,304
2,845	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	2,428,947
2,000	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	1,757,380

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
900	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	A	888,372
1,840	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,628,032

2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Carnegie Hall, Series 2009A, 5.000%, 12/01/39	12/19 at 100.00	A+	2,057,940

1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art, Series 2001D, 5.125%, 7/01/31 – AMBAC Insured	7/12 at 100.00	Aa2	1,033,960

	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara University, Series 2001A:
3,000	5.500%, 11/01/16 – RAAI Insured	11/11 at 101.00	BBB	3,106,920
1,000	5.350%, 11/01/23 – RAAI Insured	11/11 at 101.00	BBB	1,016,070

430	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	429,970

855	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Dowling College, Series 1996, 6.700%, 12/01/20	6/10 at 100.00	BB+	854,940

950	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A	971,622

975	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 1998A, 5.750%, 8/01/28	8/10 at 100.00	N/R	879,323

1,000	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41	6/19 at 100.00	A	1,051,080
58,015	Total Education and Civic Organizations			58,119,435
	Energy – 0.1%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Baa3	460,375

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Financials – 0.9%

$500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A1	$505,435

3,475	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A1	3,640,549
3,975	Total Financials			4,145,984
	Health Care – 17.3%

3,575	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008A, 5.250%, 11/15/32	11/17 at 100.00	BBB+	3,438,185

2,770	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Menorah Campus Inc., Series 1997, 5.950%, 2/01/17	8/10 at 100.00	AAA	2,775,346

3,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York Hospital Medical Center of Queens, Series 1999, 4.750%, 2/15/37	2/17 at 100.00	BB+	3,302,635

	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005:
3,000	5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	A	3,113,250
1,775	5.000%, 2/01/28 – FGIC Insured	2/15 at 100.00	A	1,802,211

4,400	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	A–	4,422,176

3,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/27 – RAAI Insured	7/10 at 100.00	A3	2,986,680

3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20	7/10 at 101.00	A3	3,035,970

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island, Series 2004, 5.100%, 7/01/34	7/14 at 100.00	A3	1,253,138

7,400	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001, 5.500%, 7/01/30	7/11 at 101.00	Ba1	7,197,980

7,465	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006-1, 5.000%, 7/01/35	7/16 at 100.00	AA	7,701,790

1,650	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group, Series 2000A, 6.500%, 7/01/25	7/10 at 101.00	A2	1,669,058

3,195	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AAA	3,500,091

600	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	Baa1	591,648

500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2006B, 5.000%, 11/01/34	11/16 at 100.00	A3	502,160

1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2009A, 5.500%, 5/01/37	5/19 at 100.00	A–	1,031,970

5,600	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37	7/17 at 100.00	BBB	5,789,672

1,500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23	7/13 at 100.00	Baa1	1,530,195

2,400	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AAA	2,448,192

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32	7/13 at 100.00	Baa1	1,001,910

	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
365	4.500%, 2/01/17	No Opt. Call	BBB–	354,930

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)
$710	5.250%, 2/01/27	No Opt. Call	BBB–	$639,085
635	5.500%, 2/01/32	No Opt. Call	BBB–	578,815

4,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	4,602,105

375	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore Health System Obligated Group, Series 2001B, 5.875%, 11/01/11	No Opt. Call	Baa1	386,014

2,550	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	2,707,794

775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31	7/12 at 100.00	Ba2	776,364

2,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	Ba2	2,105,061

1,105	Newark-Wayne Community Hospital, New York, Hospital Revenue Refunding and Improvement Bonds, Series 1993A, 7.600%, 9/01/15	9/10 at 100.00	N/R	1,105,276

	Saratoga County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Saratoga Hospital Project, Series 2007B:
1,000	5.125%, 12/01/27	12/17 at 100.00	BBB+	980,190
500	5.250%, 12/01/32	12/17 at 100.00	BBB+	488,385

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital, Series 2002C:
850	6.000%, 11/01/22	11/12 at 100.00	BBB+	871,488
1,220	5.875%, 11/01/32	11/12 at 100.00	BBB+	1,230,468

2,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/11 at 101.00	B–	1,995,060
77,265	Total Health Care			77,915,292
	Housing/Multifamily – 4.6%

325	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	10/10 at 102.00	AAA	332,079

1,000	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Morrisville State College Foundation, Series 2005A, 5.000%, 6/01/37 – CIFG Insured	6/15 at 101.00	BBB–	955,790

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001A:
2,000	5.500%, 11/01/31	5/11 at 101.00	AA	2,027,940
2,000	5.600%, 11/01/42	5/11 at 101.00	AA	2,024,600

2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001C-2, 5.400%, 11/01/33 (Alternative Minimum Tax)	11/11 at 100.00	AA	2,011,820

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	923,322
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	454,145

2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	2,047,560

540	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004-H2, 5.125%, 11/01/34 (Alternative Minimum Tax)	11/14 at 100.00	AA	542,840

2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,521,250

705	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	711,007

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$110	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	11/10 at 100.00	AAA	$110,143

1,835	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (Alternative Minimum Tax)	2/17 at 100.00	Aa1	1,863,828

1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (Alternative Minimum Tax)	8/11 at 100.00	Aa1	1,004,620

3,030	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.400%, 8/20/32	8/11 at 102.00	Aaa	3,114,537
20,405	Total Housing/Multifamily			20,645,481
	Housing/Single Family – 1.5%

845	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	Aa1	851,000

2,375	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	2,323,296

890	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	904,596

490	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative Minimum Tax)	10/10 at 100.00	Aa1	490,265

285	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 95, 5.625%, 4/01/22	10/10 at 100.00	Aa1	286,131

1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	Aaa	1,678,492

280	New York State Mortgage Agency, Mortgage Revenue Bonds, Twenty-Ninth Series, 5.450%, 4/01/31 (Alternative Minimum Tax)	10/10 at 100.00	Aaa	280,420
6,825	Total Housing/Single Family			6,814,200
	Long-Term Care – 4.5%

2,250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Rosalind and Joseph Gurwin Jewish Geriatric Center of Long Island, Series 1997, 5.700%, 2/01/37 – AMBAC Insured	8/10 at 100.00	N/R	2,250,743

260	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2001, 5.400%, 2/01/31 – NPFG Insured	2/12 at 101.00	A	267,090

1,240	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing Home Corporation, Series 1996, 5.950%, 2/01/16	8/10 at 100.00	AAA	1,242,827

1,100	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	A–	1,121,945

	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2007B:
290	6.000%, 7/01/26 – AMBAC Insured	7/19 at 100.00	A	315,604
310	6.000%, 7/01/27 – AMBAC Insured	7/19 at 100.00	A	335,705
330	6.000%, 7/01/28 – AMBAC Insured	7/19 at 100.00	A	357,869
350	6.000%, 7/01/29 – AMBAC Insured	7/19 at 100.00	A	379,292
1,460	6.000%, 7/01/36 – AMBAC Insured	7/19 at 100.00	A	1,563,339

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2009A, 6.000%, 7/01/38	7/19 at 100.00	A	1,078,350

650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	A1	649,974

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home Association, Series 2000B, 6.375%, 7/01/29 – ACA Insured	7/10 at 102.00	BBB	1,008,560

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
$50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	$35,861
415	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	274,576

1,235	East Rochester Housing Authority, New York, GNMA Secured Revenue Refunding Bonds, Genesee Valley Presbyterian Nursing Center, Series 2001, 5.200%, 12/20/24	12/11 at 101.00	Aaa	1,267,653

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
1,000	5.800%, 7/01/23	7/16 at 101.00	N/R	899,010
1,175	6.100%, 7/01/28	7/16 at 101.00	N/R	1,033,577
800	6.200%, 7/01/33	7/16 at 101.00	N/R	692,856

250	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001C-1, 7.250%, 7/01/16	7/11 at 101.00	N/R	254,798

5,000	Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, Loretto Rest Residential Healthcare Facility, Series 1997A, 5.800%, 8/01/37	8/10 at 100.00	AAA	5,006,150
20,165	Total Long-Term Care			20,035,779
	Materials – 0.2%

700	Essex County Industrial Development Agency, New York, Environmental Improvement Revenue Bonds, International Paper Company, Series 1999A, 6.450%, 11/15/23 (Alternative Minimum Tax)	11/10 at 100.50	BBB	705,208
	Tax Obligation/General – 4.4%

1,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured	12/15 at 100.00	A	1,068,350

10,000	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/26	12/17 at 100.00	AA	10,763,700

5	New York City, New York, General Obligation Bonds, Fiscal Series 1997D, 5.875%, 11/01/11	11/10 at 100.00	AA	5,021

3,620	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	3,988,480

1,725	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AAA	1,941,712

2,085	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/18 – NPFG Insured	8/15 at 100.00	A	2,198,633
18,435	Total Tax Obligation/General			19,965,896
	Tax Obligation/Limited – 23.3%

1,500	Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17	No Opt. Call	Baa1	1,059,015

	Canton Human Services Initiative Inc., New York, Facility Revenue Bonds, Series 2001:
920	5.700%, 9/01/24	9/11 at 102.00	A2	920,718
1,155	5.750%, 9/01/32	9/11 at 102.00	A2	1,116,908

	Dormitory Authority of the State of New York, Residential Insitutions for Children Revenue Bonds, Series 2008-A1:
2,000	5.000%, 6/01/33	6/18 at 100.00	Aa1	2,103,680
2,500	5.000%, 6/01/38	6/18 at 100.00	Aa1	2,610,600

1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36	10/19 at 100.00	AAA	1,570,770

3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/34	2/19 at 100.00	AAA	3,195,990

375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	405,926

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$4,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 3/15/28	3/18 at 100.00	AAA	$4,335,120

6,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	5,863,380

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
4,400	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AAA	4,682,040
2,000	5.000%, 11/15/30	11/12 at 100.00	AA	2,071,680

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,825	5.750%, 7/01/18	No Opt. Call	AA–	2,162,260
4,400	5.125%, 1/01/29	7/12 at 100.00	AA–	4,508,900

1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	1,571,993

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
3,900	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	4,246,398
1,870	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	2,019,207
905	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	973,970

4,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	4,530,136

4,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S1, 5.500%, 7/15/31	7/18 at 100.00	AA–	4,938,165

1,065	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 – FGIC Insured	2/13 at 100.00	AAA	1,126,291

3,705	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	4,022,630

2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender Option Bond Trust 3545, 13.341%, 5/01/38 (IF)	5/19 at 100.00	AAA	2,824,632

335	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095, 13.076%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	370,403

180	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	189,553

	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A:
5,050	5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	5,517,024
60	5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	65,218

2,100	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	2,179,926

3,125	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 – AGM Insured	No Opt. Call	AAA	3,606,719

2,750	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	2,952,263

5,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB)	No Opt. Call	AA	6,565,680

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
3,300	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	3,578,091
2,755	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	2,960,055
4,945	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	5,290,557

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	$3,247,380

5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	A3	483,400

3,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	3,526,380

1,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,360,450
102,550	Total Tax Obligation/Limited			104,753,508
	Transportation – 11.8%

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 – FGIC Insured	No Opt. Call	A	1,693,665

7,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006A, 5.000%, 11/15/31	11/16 at 100.00	A	7,229,950

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
1,500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	1,618,740
1,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	1,039,560

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,800	5.750%, 10/01/37	10/17 at 100.00	N/R	2,335,816
2,000	5.875%, 10/01/46	10/17 at 102.00	N/R	1,666,920

500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/10 at 101.00	BB–	366,575

2,200	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	2,258,366

5,265	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	5,664,245

600	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured	7/15 at 100.00	AAA	624,564

1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/10 at 100.50	A	1,002,970

5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)	5/18 at 100.00	Aa2	5,104,750

625	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	659,988

865	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.440%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AAA	1,081,994

1,545	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/10 at 100.00	A	1,544,861

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/10 at 100.00	CCC+	197,968

15,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series 2002B, 5.250%, 11/15/19 (UB)	11/12 at 100.00	Aa2	16,454,400

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3		$927,365

1,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.041%, 11/15/33 (IF)	11/18 at 100.00	Aa2		1,673,805
50,930	Total Transportation				53,146,502
	U.S. Guaranteed – 4.0% (4)

2,000	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2000A, 5.750%, 10/01/30 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 100.00	N/R	(4)	2,037,300

1,000	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Jamestown Community College, Series 2000A, 6.500%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 102.00	N/R	(4)	1,025,590

1,520	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)	2/13 at 102.00	Aaa		1,723,254

1,250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)	5/13 at 100.00	Aaa		1,410,025

220	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)	10/10 at 105.06	Baa1	(4)	280,971

850	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)	7/10 at 101.00	AAA		864,765

855	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)	7/10 at 100.00	N/R	(4)	857,480

90	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.150%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	Aaa		91,265

965	Nassau County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001B-1, 7.250%, 7/01/16 (Pre-refunded 7/01/11)	7/11 at 101.00	AAA		1,043,126

690	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)	7/10 at 102.00	N/R	(4)	707,892

50	New York State Housing Finance Agency, Construction Fund Bonds, State University, Series 1986A, 8.000%, 5/01/11 (ETM)	No Opt. Call	AAA		52,252

2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.000%, 3/15/33 (Pre-refunded 3/15/13)	3/13 at 100.00	AAA		2,227,100

1,250	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(4)	1,287,838

2,500	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)	7/10 at 101.00	AAA		2,545,725

1,960	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)	2/11 at 100.00	BBB–	(4)	2,038,831
17,200	Total U.S. Guaranteed				18,193,414
	Utilities – 10.3%

3,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3		3,077,160

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$2,350	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A, 0.000%, 6/01/20 – AGM Insured	No Opt. Call	AAA	$1,653,883

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 – CIFG Insured	9/13 at 100.00	A3	6,397,080

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
5,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	5,901,005
1,200	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	1,272,072

500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	512,765

10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A–	11,399,800

2,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/13 at 100.00	A–	2,362,872

3,500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – NPFG Insured	3/11 at 100.00	A	3,522,540

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)	11/11 at 101.00	Baa2	1,542,465

400	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put 11/15/14) (Alternative Minimum Tax)	11/11 at 101.00	Baa2	411,312

200	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)	11/11 at 101.00	Baa2	202,350

3,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	3,013,800

520	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	569,165

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
1,270	5.300%, 1/01/13 (Alternative Minimum Tax)	7/10 at 100.50	N/R	1,203,337
4,000	5.500%, 1/01/23 (Alternative Minimum Tax)	7/10 at 100.50	N/R	3,502,679
45,340	Total Utilities			46,544,285
	Water and Sewer – 3.4%

4,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2006A, 5.000%, 6/15/39	6/15 at 100.00	AAA	4,662,089

4,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/18	11/12 at 100.00	AAA	4,359,759

2,950	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/27 – SYNCORA GTY Insured	7/15 at 100.00	BBB–	2,989,765

1,520	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa1	1,597,352

1,455	Western Nassau County Water Authority, New York, Water System Revenue Bonds, Series 2005, 5.000%, 5/01/18 – AMBAC Insured	5/15 at 100.00	A1	1,590,139
14,425	Total Water and Sewer			15,199,104
$450,835	Total Investments (cost $443,664,381) – 102.0%			459,415,631
	Floating Rate Obligations – (4.0)%			(17,955,000)
	Other Assets Less Liabilities – 2.0%			8,802,778
	Net Assets – 100%			$450,263,409

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2010

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$459,415,631	$—	$459,415,631

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $425,360,642.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$20,475,160
Depreciation	(4,376,041)
Net unrealized appreciation (depreciation) of investments	$16,099,119

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

36	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.6%

$1,425	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	Caa3	$831,174
	Consumer Staples – 1.4%

765	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	750,932

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	1,113,070
1,765	Total Consumer Staples			1,864,002
	Education and Civic Organizations – 27.2%

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2008U-4, 5.600%, 10/01/35	No Opt. Call	A2	1,064,240

6,000	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008, 5.875%, 9/01/30	No Opt. Call	Aa3	6,546,057

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/39	10/19 at 100.00	BBB	1,128,760

	Massachusetts Development Finance Agency, Revenue Bonds, Williston Northampton School, Series 2005B:
100	5.000%, 10/01/25 – SYNCORA GTY Insured	10/15 at 100.00	Baa1	99,569
1,500	5.000%, 10/01/37 – SYNCORA GTY Insured	10/15 at 100.00	Baa1	1,363,005

750	Massachusetts Development Finance Authority, Revenue Bonds, Boston University Issue, Series 2009-V1, 5.000%, 10/01/29	10/19 at 100.00	A	785,295

3,000	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 1999A, 5.500%, 3/01/29 – ACA Insured	9/10 at 100.50	BBB	3,004,800

	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004:
1,000	5.625%, 10/01/24	10/14 at 100.00	BBB	1,011,610
1,000	5.700%, 10/01/34	10/14 at 100.00	BBB	1,000,290

3,075	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured	7/15 at 100.00	AAA	3,216,726

750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19	9/13 at 100.00	AA–	806,685

2,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	N/R	2,236,860

895	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002A, 5.000%, 1/01/13 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	927,829

1,615	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AAA	1,717,682

2,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2009I, 6.000%, 1/01/28	1/20 at 100.00	AA	2,150,800

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.093%, 12/15/34 (IF)	12/19 at 100.00	AAA	1,007,736

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series 2008O, 5.375%, 8/15/38	8/18 at 100.00	Aa2	3,260,999

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College, Series 2003H, 5.000%, 7/01/26	7/13 at 100.00	Aaa	521,855

2,230	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31	7/16 at 100.00	AAA	2,363,644

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	$1,541,040

425	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	8/10 at 100.50	BBB–	425,315
34,140	Total Education and Civic Organizations			36,180,797
	Health Care – 23.4%

2,900	Massachusetts Development Finance Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 1999A, 6.250%, 8/15/29 – ACA Insured	8/10 at 100.50	N/R	2,278,762

1,500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.500%, 1/15/38	1/18 at 100.00	N/R	1,340,295

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 2009I, 5.750%, 7/01/36	7/19 at 100.00	A+	2,109,900

1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E, 6.250%, 10/01/31	10/11 at 101.00	BBB+	1,267,500

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston Medical Center, Series 2008B, 5.250%, 7/01/38	7/18 at 100.00	BBB+	2,662,740

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured	11/11 at 101.00	BBB	2,771,160

50	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 1999A, 5.750%, 7/01/28	1/11 at 100.00	BBB	47,053

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B, 6.250%, 7/01/22	7/12 at 101.00	BBB	1,011,940

790	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group, Series 2002, 6.000%, 7/01/31	1/12 at 101.00	A	805,682

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 – AGM Insured	8/12 at 100.00	AAA	1,022,280

1,450	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	1,205,327

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A, 4.750%, 7/01/22 – AGM Insured	7/10 at 100.00	AAA	1,500,360

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A+	2,055,240

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A+	2,033,440

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E:
2,040	5.000%, 7/15/32	7/17 at 100.00	BBB–	1,687,529
1,000	5.000%, 7/15/37	7/17 at 100.00	BBB–	802,320

430	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Millford-Whitinsville Regional Hospital, Series 1998C, 5.750%, 7/15/13	7/10 at 100.00	BBB–	430,658

1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	953,988

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34	7/14 at 100.00	BB	2,268,900

105	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 5.750%, 7/01/32	7/11 at 101.00	AA	107,492

375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2001C, 6.625%, 7/01/32	7/11 at 100.00	BBB+	378,596

2,565	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB+	2,363,699
34,355	Total Health Care			31,104,861

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 5.5%

$1,115	Framingham Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Refunding Bonds, Beaver Terrace Apartments, Series 2000A, 6.350%, 2/20/32	8/10 at 105.00	Aaa	$1,208,850

2,135	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	AAA	2,056,475

2,650	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House Apartments, Series 1999, 7.000%, 12/01/31	6/10 at 102.00	N/R	2,586,798

500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	6/13 at 100.00	AA–	502,805

900	Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates Projects, Series 1997, 5.650%, 1/01/22 – NPFG Insured	8/10 at 100.00	Aaa	901,305
7,300	Total Housing/Multifamily			7,256,233
	Housing/Single Family – 1.1%

1,120	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust 3145, 15.224%, 12/01/33 (IF)	6/18 at 100.00	AA	1,235,651

265	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	261,126
1,385	Total Housing/Single Family			1,496,777
	Industrials – 0.6%

450	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	428,405

400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	429,244
850	Total Industrials			857,649
	Long-Term Care – 7.5%

1,500	Massachusetts Development Finance Agency, Human Service Provider Revenue Bonds, Seven Hills Foundation and Affiliates Issue, Series 2005, 5.000%, 9/01/35 – RAAI Insured	9/15 at 100.00	BBB–	1,256,595

240	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A–	241,649

4,220	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/12 at 102.00	N/R	3,443,435

50	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21	7/11 at 102.00	BBB	50,956

1,790	Massachusetts Development Finance Authority, Revenue Bonds, May Institute, Series 1999, 5.750%, 9/01/24 – RAAI Insured	9/10 at 101.00	BBB–	1,719,188

590	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cable Housing and Health Services, Series 1993A, 5.625%, 7/01/13 – NPFG Insured	7/10 at 100.00	A	590,950

610	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement Community, Series 1994B, 4.750%, 7/01/17	1/11 at 101.00	BBB	595,982

2,020	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Taunton LP, Series 1999, 5.500%, 6/20/40 (Alternative Minimum Tax)	6/10 at 101.00	AAA	2,023,010
11,020	Total Long-Term Care			9,921,765
	Tax Obligation/General – 5.6%

500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aa2	539,380

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/General (continued)

$850	Beverly, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/01/21 – NPFG Insured	11/13 at 100.00	Aa2		$927,384

1,000	Erving, Massachusetts, General Obligation Bonds, Series 2002, 5.500%, 6/15/16	6/12 at 101.00	A1		1,055,480

1,000	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – AGM Insured	2/13 at 101.00	AAA		1,044,130

2,500	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	Aa1		3,078,475

690	Westfield, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 8/01/19 – AMBAC Insured	8/14 at 100.50	A–		757,813
6,540	Total Tax Obligation/General				7,402,662
	Tax Obligation/Limited – 5.3%

680	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 – AMBAC Insured	5/13 at 100.00	A		691,995

395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 – AMBAC Insured	5/14 at 100.00	A		408,335

815	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AMBAC Insured	5/16 at 100.00	Aa2		848,643

	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B:
1,025	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	Aa2		1,163,857
1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	Aa2		1,277,100

670	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1		753,006

1,650	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – AGM Insured	No Opt. Call	Aa2		1,845,294
6,360	Total Tax Obligation/Limited				6,988,230
	Transportation – 7.8%

1,765	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A3		1,817,809

3,835	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/24 – NPFG Insured	7/13 at 100.00	AA–		4,045,004

1,800	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A		1,785,654

3,525	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	N/R		2,792,329
10,925	Total Transportation				10,440,796
	U.S. Guaranteed – 3.6% (4)

90	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 (Pre-refunded 2/01/11) – AMBAC Insured	2/11 at 100.00	Aa2	(4)	92,851

75	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C, 5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA		88,117

50	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2003C, 6.375%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 101.00	A–	(4)	58,537

465	Massachusetts Health and Educational Facilities Authority, FHA-Insured Revenue Bonds, Malden Hospital, Series 1982A, 5.000%, 8/01/16 (Pre-refunded 8/01/10)	8/10 at 100.00	AAA		468,199

210	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group, Series 2002, 6.000%, 7/01/31 (Pre-refunded 1/01/12)	1/12 at 101.00	A	(4)	229,927

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.375%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	N/R	(4)	$653,814

2,830	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Winchester Hospital, Series 2000E, 6.750%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 101.00	N/R	(4)	2,874,714

260	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	1/11 at 100.00	AAA		310,372
4,580	Total U.S. Guaranteed				4,776,531
	Utilities – 3.8%

1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 – NPFG Insured	1/12 at 101.00	A		1,029,630

500	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy Brayton Point Project, Refunding Series 2009, 5.750%, 12/01/42 (Mandatory put 5/01/19)	No Opt. Call	A–		538,645

1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	6/10 at 101.00	BBB		993,960

2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – FGIC Insured	7/14 at 100.00	A		2,563,500
5,000	Total Utilities				5,125,735
	Water and Sewer – 4.2%

1,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien Refunding Series 2010A, 5.000%, 11/01/30	11/19 at 100.00	AA+		1,100,530

60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	8/13 at 100.00	AAA		63,481

380	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2004-10, 5.000%, 8/01/26	8/14 at 100.00	AAA		402,929

2,080	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/29 – NPFG Insured	8/17 at 100.00	AA+		2,229,282

1,125	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+		1,028,869

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa1		798,676
5,405	Total Water and Sewer				5,623,767
$131,050	Total Investments (cost $128,625,976) – 97.6%				129,870,979
	Other Assets Less Liabilities – 2.4%				3,159,929
	Net Assets – 100%				$133,030,908

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

May 31, 2010

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$129,870,979	$—	$129,870,979

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $128,533,523.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$5,520,673
Depreciation	(4,183,217)
Net unrealized appreciation (depreciation) of investments	$1,337,456

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

42	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Insured Municipal Bond Fund

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 12.4%

$865	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1, 5.000%, 10/01/39 – AMBAC Insured	10/15 at 100.00	A	$870,986

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University, Series 2008N, 5.000%, 10/01/39	10/18 at 100.00	A1	3,096,870

1,500	Massachusetts Development Finance Agency, Revenue Bonds, Williston Northampton School, Series 2005B, 5.000%, 10/01/37 – SYNCORA GTY Insured	10/15 at 100.00	Baa1	1,363,005

895	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A+	909,633

1,790	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002A, 5.000%, 1/01/13 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	1,855,657

805	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AAA	856,182

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lesley University, Series 2009A, 5.000%, 7/01/29 – AGC Insured	No Opt. Call	AAA	1,049,870

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of Massachusetts, Series 2005D, 5.250%, 10/01/24 – FGIC Insured	10/14 at 100.00	A+	1,045,660
10,855	Total Education and Civic Organizations			11,047,863
	Health Care – 13.1%

2,000	Boston, Massachusetts, Special Obligation Bonds, Boston Medical Center, Series 2002, 5.000%, 8/01/18 – NPFG Insured	8/12 at 100.00	AA+	2,067,300

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured	11/19 at 100.00	AAA	1,007,060

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Auction Rate Series 2004D, 5.250%, 7/01/24 – NPFG Insured	7/18 at 100.00	A	1,007,820

1,100	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 – NPFG Insured	7/10 at 100.00	A	1,089,605

250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008, 5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	A	254,195

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009, 5.000%, 2/01/25 – NPFG Insured	8/18 at 100.00	A	503,235

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 – AGM Insured	8/12 at 100.00	AAA	1,022,280

1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A+	1,438,668

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB+	1,382,280

1,815	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 – NPFG Insured	7/10 at 100.00	A	1,824,057
11,565	Total Health Care			11,596,500
	Housing/Multifamily – 5.1%

1,110	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	AAA	1,069,174

190	Massachusetts Housing Finance Agency, Housing Development Revenue Bonds, Series 1998A, 5.375%, 6/01/16 – NPFG Insured (Alternative Minimum Tax)	6/10 at 100.00	A	190,025

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Insured Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$575	Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates Projects, Series 1997, 5.650%, 1/01/22 – NPFG Insured	8/10 at 100.00	Aaa	$575,834

2,575	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/12 at 103.00	AAA	2,698,343
4,450	Total Housing/Multifamily			4,533,376
	Long-Term Care – 6.6%

2,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)	3/12 at 105.00	AAA	2,641,375

3,185	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Amherst LP, Series 1997, 5.950%, 6/20/39 (Alternative Minimum Tax)	8/10 at 100.00	AA+	3,186,306
5,685	Total Long-Term Care			5,827,681
	Tax Obligation/General – 19.3%

1,520	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 2/01/17 – AGM Insured	2/13 at 101.00	AAA	1,661,041

1,265	Freetown Lakeville Regional School District, Plymouth County, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/01/15 – NPFG Insured	1/13 at 101.00	A+	1,370,033

525	Monson, Massachusetts, Unlimited Tax General Obligation School Refunding Bonds, Series 1993, 5.500%, 10/15/10 – NPFG Insured	No Opt. Call	A1	535,001

1,250	Northampton, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 9/01/19 – NPFG Insured	9/12 at 101.00	Aa2	1,356,013

1,350	Norwell, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 2/15/25 – AMBAC Insured	No Opt. Call	AAA	1,458,176

1,230	Pioneer Valley Regional School District, Massachusetts, General Obligation Bonds, Series 2002, 5.375%, 6/15/19 – AMBAC Insured	6/12 at 101.00	Aa2	1,325,559

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
275	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AAA	311,209
1,490	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AAA	1,673,285
980	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AAA	1,082,822
4,300	5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A3	4,603,490

1,000	Tantasqua Regional School District, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 10/01/16 – AGM Insured	10/15 at 100.00	Aa3	1,143,880

545	Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 – FGIC Insured	8/11 at 100.00	A1	565,100
15,730	Total Tax Obligation/General			17,085,609
	Tax Obligation/Limited – 14.0%

560	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AMBAC Insured	5/16 at 100.00	Aa2	583,117

2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	AAA	2,629,250

1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B, 5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	Aa2	1,135,470

3,200	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 – AGM Insured	8/15 at 100.00	AAA	3,527,264

1,350	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A, 5.000%, 8/15/22 – AMBAC Insured	8/17 at 100.00	AA+	1,492,358

460	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	516,989

475	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	A3	437,328

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 – NPFG Insured	7/14 at 100.00	A		$2,057,980
11,545	Total Tax Obligation/Limited				12,379,756
	Transportation – 7.8%

1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003C, 5.000%, 7/01/18 – NPFG Insured	7/13 at 100.00	AA–		1,095,000

800	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A		793,624

530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	N/R		419,840

2,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 – NPFG Insured	7/10 at 100.00	A		2,000,160

2,500	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AAA		2,584,950
6,830	Total Transportation				6,893,574
	U.S. Guaranteed – 4.7% (4)

455	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 (Pre-refunded 2/01/11) – AMBAC Insured	2/11 at 100.00	Aa2	(4)	469,414

295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	A	(4)	343,643

600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.375%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	N/R	(4)	653,814

435	Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue Bonds, Nuclear Project 6, Series 1993A, 5.000%, 7/01/10 – AMBAC Insured (ETM)	6/10 at 100.00	Aaa		436,222

2,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1	(4)	2,253,420
3,785	Total U.S. Guaranteed				4,156,513
	Utilities – 1.7%

1,500	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 – NPFG Insured	1/12 at 101.00	A		1,544,445
	Water and Sewer – 13.1%

1,700	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AAA		1,789,148

1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – AGM Insured	No Opt. Call	AAA		1,200,390

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A:
1,650	5.000%, 8/01/27 – NPFG Insured	8/17 at 100.00	AA+		1,785,630
750	5.000%, 8/01/28 – NPFG Insured	8/17 at 100.00	AA+		807,728

2,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005B, 5.000%, 8/01/35 – NPFG Insured	8/17 at 100.00	AA+		2,628,175

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A:
1,500	5.000%, 8/01/31 – AMBAC Insured	8/16 at 100.00	AA+		1,584,210
875	4.000%, 8/01/46	8/16 at 100.00	AA+		800,231

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Insured Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

$1,000	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A+	$1,043,890
10,975	Total Water and Sewer			11,639,402
$82,920	Total Investments (cost $84,149,851) – 97.8%			86,704,719
	Other Assets Less Liabilities – 2.2%			1,958,741
	Net Assets – 100%			$88,663,460

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$86,704,719	$—	$86,704,719

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $84,093,253.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$3,309,795
Depreciation	(698,329)
Net unrealized appreciation (depreciation) of investments	$2,611,466

The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

46	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.1%

$285	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	1/11 at 100.00	N/R	$285,259

1,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	B–	655,440

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	720,360

500	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2008B, 6.500%, 3/01/28	3/18 at 100.00	N/R	470,395

385	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project Revenue Bonds, Series 2006B, 5.625%, 11/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	332,078
3,170	Total Consumer Discretionary			2,463,532
	Consumer Staples – 4.4%

1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	6/17 at 100.00	N/R	644,750

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
1,750	5.000%, 6/01/33	6/17 at 100.00	BBB	1,393,053
1,350	5.125%, 6/01/47	6/17 at 100.00	BBB	890,339
2,100	5.750%, 6/01/47	6/17 at 100.00	BBB	1,539,867

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A:
50	5.000%, 6/01/37	6/14 at 100.00	BBB	37,893
750	5.125%, 6/01/46	6/14 at 100.00	BBB	495,833
7,000	Total Consumer Staples			5,001,735
	Education and Civic Organizations – 11.4%

1,325	California Educational Facilities Authority, Revenue Bonds, California Lutheran University, Refunding Series 2008, 5.750%, 10/01/38	10/18 at 100.00	Baa1	1,350,361

1,065	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Baa3	929,617

75	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	72,690

1,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 12.828%, 10/01/39 (IF)	10/18 at 100.00	AA+	1,519,775

100	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/36	11/15 at 100.00	A2	99,271

1,165	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/30	1/15 at 100.00	BBB–	1,036,664

1,000	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	879,240

1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	No Opt. Call	N/R	1,305,577

2,000	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A, 5.875%, 10/01/34	4/18 at 100.00	Baa1	2,074,139

500	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A, 5.500%, 11/01/38	No Opt. Call	N/R	418,125

1,065	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	834,971

200	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	11/16 at 100.00	N/R	156,972

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$400	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	$299,008

100	California Statewide Community Development Authority, Revenue Bonds, Viewpoint School, Series 2004, 5.000%, 10/01/28 – ACA Insured	10/14 at 100.00	BBB	89,063

200	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	162,980

600	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	8/11 at 100.00	N/R	476,928

100	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006, 6.375%, 6/01/36	6/16 at 100.00	N/R	80,721

65	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006, 6.000%, 6/01/36	6/16 at 100.00	BB	52,110

395	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	325,318

1,060	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	922,900
14,000	Total Education and Civic Organizations			13,086,430
	Health Care – 15.3%

50	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/33	3/13 at 100.00	A	48,932

1,040	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15 (7)	11/10 at 100.00	N/R	687,274

1,625	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured	7/20 at 100.00	AAA	1,628,705

2,000	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	Baa2	1,855,759

1,000	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/27	2/17 at 100.00	Baa2	955,000

1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	864,750

2,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	1,648,160

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
750	5.250%, 7/01/30	7/15 at 100.00	BBB	686,423
515	5.250%, 7/01/35	7/15 at 100.00	BBB	456,687
495	5.000%, 7/01/39	7/15 at 100.00	BBB	418,889

860	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 13.082%, 11/15/48 (IF)	5/18 at 100.00	Aa3	841,845

	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102:
375	18.130%, 11/15/46 (IF)	11/16 at 100.00	Aa3	367,133
1,285	18.134%, 11/15/48 (IF)	5/18 at 100.00	Aa3	1,252,412

1,000	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.449%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AAA	1,082,500

1,490	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	1,682,597

1,060	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BBB–	1,087,507

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$100	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36	12/16 at 100.00	N/R	$60,288

2,000	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32	11/17 at 100.00	N/R	1,790,480

60	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006, 6.000%, 5/01/31	5/16 at 103.00	N/R	53,276
18,705	Total Health Care			17,468,617
	Housing/Multifamily – 3.0%

400	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27	4/17 at 100.00	BBB–	359,576

1,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	846,910

120	Multifamily Housing Revenue Bond Pass-Through Certificates, California, Series 2001-17, Stanford Arms Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/11 at 100.00	N/R	117,788

1,250	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007, 5.000%, 12/15/33	12/12 at 100.00	Baa1	1,042,525

744	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	No Opt. Call	N/R	647,392

490	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	424,242
4,004	Total Housing/Multifamily			3,438,433
	Housing/Single Family – 0.9%

500	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E, 4.800%, 8/01/37 (Alternative Minimum Tax)	2/17 at 100.00	A	402,975

855	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, Trust 1021, 6.998%, 8/01/31 (Alternative Minimum Tax) (IF)	2/16 at 100.00	A	596,705
1,355	Total Housing/Single Family			999,680
	Industrials – 2.7%

90	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1989, 6.750%, 9/01/19 (Alternative Minimum Tax)	9/10 at 100.00	Baa3	90,430

580	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	6/10 at 100.00	BBB	580,522

65	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	65,426

1,000	California Pollution Control Financing Authority, Solid Waste Revenue Bonds, Keller Canyon Landfill Company, Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)	11/10 at 100.00	BBB	1,001,610

1,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)	No Opt. Call	BB	617,230

250	California Statewide Communities Development Authority, Sewer and Solid Waste Disposal Facilities Revenue Bonds, Anheuser Busch Project, Series 2007, 4.800%, 9/01/46 (Alternative Minimum Tax)	3/12 at 100.00	BBB+	224,950

250	Kootenai County Industrial Development Corporation, Idaho, Industrial Development Revenue Bonds, Coer d’Alene Fiber Fuels, Inc., Series 2006, 6.750%, 12/01/26	12/16 at 100.00	N/R	155,008

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Industrials (continued)

$100	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36 (5)	9/16 at 100.00	N/R	$50,157

750	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (7)	7/17 at 102.00	N/R	264,450
4,085	Total Industrials			3,049,783
	Long-Term Care – 4.2%

1,040	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.500%, 11/01/39	11/19 at 100.00	Baa1	1,110,730

1,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center Project, Series 2007, 5.375%, 12/01/37	12/17 at 100.00	Baa1	1,181,520

1,000	California Statewide Community Development Authority, Revenue Bonds, Hollenbeck Palms, Magnolia Assisted Living, Series 2007A, 4.600%, 2/01/37 – RAAI Insured (Alternative Minimum Tax)	2/17 at 100.00	N/R	808,460

1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37	7/17 at 100.00	N/R	663,750

50	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	44,962

1,000	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27	9/12 at 100.00	Baa1	981,350
5,590	Total Long-Term Care			4,790,772
	Tax Obligation/General – 3.4%

395	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	285,407

1,500	California, General Obligation Bonds, Various Purpose Series 2009, 5.500%, 11/01/39	11/19 at 100.00	A1	1,540,995

725	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	No Opt. Call	B+	779,295

500	Guam, General Obligation Bonds, Series 2007A, 5.250%, 11/15/37	11/17 at 100.00	B+	458,910

2,295	William S. Hart Union High School District, Los Angeles County, California, General Obligation Bonds, Election 2001 Series 2005B, 0.000%, 9/01/27 – AGM Insured	No Opt. Call	AAA	817,961
5,415	Total Tax Obligation/General			3,882,568
	Tax Obligation/Limited – 39.6%

1,000	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	No Opt. Call	N/R	715,270

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	No Opt. Call	N/R	980,390

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8D & 17B, Series 2009B:
225	8.875%, 9/01/34	9/12 at 103.00	N/R	237,278
450	8.625%, 9/01/39	9/12 at 103.00	N/R	471,780

100	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A, 5.600%, 9/01/25	9/15 at 102.00	N/R	89,296

300	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B, 5.050%, 9/01/37	9/10 at 102.00	N/R	229,800

1,000	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32	8/17 at 102.00	N/R	860,150

620	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009I-1, 6.375%, 11/01/34	11/19 at 100.00	A2	662,036

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1:
$2,000	5.750%, 3/01/30	3/20 at 100.00	A2	$2,063,079
500	6.000%, 3/01/35	3/20 at 100.00	A2	519,015

900	Camarillo Community Development Commission, California, Corridor Project Tax Allocation Bonds, Series 2009, 6.000%, 9/01/41	9/19 at 100.00	A–	909,639

800	Chino, California, Community Facilities District 2009-1, Watson Commerce Center, Special Tax Bonds, Series 2010, 6.750%, 9/01/40	9/20 at 100.00	N/R	813,504

500	Dinuba Financing Authority, California, Measure R Road Improvement Lease Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	398,940

100	Eastern Municipal Water District, California, Community Facility District No 2005-38 Improvement Area A, Special Tax Bonds, Series 2006, 5.200%, 9/01/36	9/10 at 102.00	N/R	85,050

200	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/14 at 102.00	N/R	155,842

250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	208,078

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
80	5.000%, 9/01/18	9/17 at 100.00	N/R	68,907
10	5.000%, 9/01/20	9/17 at 100.00	N/R	8,207
50	5.125%, 9/01/22	No Opt. Call	N/R	39,794
1,000	5.200%, 9/01/27	9/15 at 102.00	N/R	741,770
1,225	5.250%, 9/01/37	9/15 at 102.00	N/R	837,361

500	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	487,475

500	Folsom Public Financing Authority, California, Subordinate Special Tax Revenue Bonds, Series 2007B, 5.200%, 9/01/32	9/17 at 100.00	N/R	418,370

1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45	6/15 at 100.00	A2	918,350

1,000	Hemet Unified School District Community Facilities District 2005-3, Riverside County, California, Special Tax Bonds, Series 2007, 5.750%, 9/01/39	9/10 at 102.00	N/R	860,560

200	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	167,092

300	Hesperia Unified School District, San Bernardino County, California, Community Facilities District 2006-5 Special Tax Bonds, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	226,512

405	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	9/10 at 103.00	N/R	417,689

150	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006, 5.050%, 9/01/26	9/16 at 100.00	N/R	118,644

120	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A, 5.125%, 9/01/36	9/16 at 100.00	N/R	103,925

1,115	Jurupa Community Services District, California, Community Facilities District 25 Earstvale Area Special Tax Bonds, Series 2008A, 8.375%, 9/01/28	9/18 at 100.00	N/R	1,197,086

1,090	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 29 Eastvale Area, Series 2009A, 8.625%, 9/01/39	9/19 at 100.00	N/R	1,180,448

500	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 38 Eastvale Improvement Area 2, Series 2010A, 6.375%, 9/01/40	9/10 at 103.00	N/R	502,195

1,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2009B, 6.875%, 9/01/38	9/10 at 102.00	N/R	1,004,420

335	Lancaster Redevelopment Agency, California, Combined Project Areas Housing Programs, Tax Allocation Bonds, Series 2009, 6.875%, 8/01/39	8/19 at 100.00	A	375,240

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$130	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006, 5.300%, 9/01/36	9/10 at 103.00	N/R	$101,590

65	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	50,830

1,000	Moreno Valley, California, Community Facilities District 5, Special Tax Bonds, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	755,040

125	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B, 5.450%, 9/01/38	9/16 at 100.00	N/R	101,606

1,000	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.100%, 9/01/26	9/12 at 100.00	N/R	925,870

500	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Refunding Series 2010, 6.000%, 3/01/36	3/20 at 100.00	A	502,145

1,600	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	No Opt. Call	BB	1,571,504

1,000	Palm Drive Health Care District, Sonoma County, California, Parcel Tax Revenue Bonds, Series 2005, 5.250%, 4/01/30	4/13 at 102.00	BB	761,490

620	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.100%, 9/01/21	9/15 at 101.00	N/R	565,725

1,100	Perris Public Finance Authority, California, Local Agency Revenue Bonds, Perris Vally Vistas IA3, Series 2008B, 6.625%, 9/01/38	9/16 at 100.00	N/R	1,050,643

495	Perris Public Financing Authority, California, Local Agency Revenue Bonds, Series 2007D, 5.800%, 9/01/38	9/14 at 100.00	N/R	409,167

1,140	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	No Opt. Call	A	1,149,872

590	Perris, California, Community Facilities District 2001-1 Improvement Area 5-A Special Tax Bonds, Series 2006, 5.000%, 9/01/37	9/10 at 102.00	N/R	451,279

2,000	Riverside County Community Facilities District 05-8 Scott Road, California, Special Tax Bonds, Series 2008, 7.250%, 9/01/38	9/10 at 103.00	N/R	2,013,099

125	Riverside Unified School District, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	103,355

1,000	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006, 5.200%, 9/02/36	9/16 at 101.00	N/R	812,520

1,000	Roseville Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2007B, 5.000%, 9/01/33	9/17 at 100.00	N/R	797,970

	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005:
925	5.250%, 9/01/25	9/15 at 100.00	N/R	835,617
1,700	5.200%, 9/01/36	9/15 at 100.00	N/R	1,417,647

125	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006, 5.250%, 9/01/37	9/16 at 100.00	N/R	104,736

600	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2005, 5.050%, 9/01/30	9/15 at 100.00	N/R	507,498

1,800	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.125%, 9/01/26	9/16 at 100.00	N/R	1,589,904

1,500	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	1,326,630

461	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 3/27/26	6/10 at 100.00	N/R	348,567

1,710	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	A	1,638,847

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$100	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	$78,200

2,000	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	1,796,640

500	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior Lien Refunding Series 2003, 6.250%, 10/01/28	10/13 at 102.00	N/R	494,575

500	Victor Elementary School District, Los Angeles County, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2007A, 5.500%, 9/01/37	9/15 at 102.00	N/R	408,705

600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009B, 10.000%, 9/01/32	9/14 at 105.00	N/R	630,318

500	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 1999F, 6.100%, 9/01/29	9/10 at 100.00	N/R	463,675

1,050	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.000%, 9/01/34 – SYNCORA GTY Insured	No Opt. Call	BBB	912,996

1,000	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured (6)	8/19 at 100.00	AAA	1,009,350

300	Westside Union School District, California, Community Facilities District 2005-3 Special Tax Bonds, Series 2006, 5.000%, 9/01/36	9/14 at 102.00	N/R	227,457

390	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/27	1/17 at 102.00	N/R	224,254

135	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005, 5.125%, 9/01/35	3/15 at 100.00	N/R	97,820
49,911	Total Tax Obligation/Limited			45,310,333
	Transportation – 5.6%

500	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured	8/12 at 100.00	N/R	406,965

1,125	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2009, Trust 2985-1, 17.126%, 4/01/34 (IF)	4/19 at 100.00	AA	1,283,659

8,275	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 1999, 0.000%, 1/15/30	7/10 at 31.90	BBB–	2,168,379

1,125	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 10-27B, 17.474%, 5/15/40 (IF)	5/20 at 100.00	AA	1,234,980

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
35	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R	32,175
45	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R	39,828

	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008:
250	6.400%, 7/01/23 (Alternative Minimum Tax)	7/14 at 102.00	N/R	235,523
275	6.500%, 7/01/27 (Alternative Minimum Tax)	7/14 at 102.00	N/R	256,042

140	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Revenue Bonds, American Airlines Inc., Series 1985A, 6.450%, 12/01/25	6/10 at 100.00	CCC+	113,660

15	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1993A, 6.300%, 6/01/23 (Alternative Minimum Tax)	6/10 at 100.00	CCC+	12,249

745	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/10 at 100.00	CCC+	589,943
12,530	Total Transportation			6,373,403

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed – 0.0% (4)

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1:
$10	6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	$11,147
15	6.625%, 6/01/40 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	17,371
25	Total U.S. Guaranteed			28,518
	Utilities – 5.2%

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
75	5.250%, 11/15/23	No Opt. Call	A	74,591
25	5.500%, 11/15/30	No Opt. Call	A	24,282
1,000	5.500%, 11/15/37	No Opt. Call	A	981,910

7,890	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B, 0.000%, 9/01/33	9/16 at 32.62	A	1,714,655

1,400	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.500%, 11/01/39	No Opt. Call	A	1,554,504

600	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	666,216

995	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 11/01/27	No Opt. Call	A	977,140
11,985	Total Utilities			5,993,298
	Water and Sewer – 0.3%

500	Dinuba Financing Authority, California, Wastewater System Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	398,940
$138,275	Total Investments (cost $113,485,530) – 98.1%			112,286,042
	Other Assets Less Liabilities – 1.9%			2,227,376
	Net Assets – 100%			$114,513,418

Investments in Derivatives

Forward Swaps outstanding at May 31, 2010:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$1,000,000	Receive	3-Month USD-LIBOR	4.720%	Semi-Annually	5/25/11	5/25/40	$(87,100)
Morgan Stanley	5,000,000	Receive	3-Month USD-LIBOR	4.438	Semi-Annually	1/14/11	1/14/21	(341,000)
								$(428,100)

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

54	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$111,334,318	$951,724	$112,286,042
Derivatives:
Forward Swaps*	—	(428,100)	—	(428,100)
Total	$—	$110,906,218	$951,724	$111,857,942

*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$—
Gains (losses):	—
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	951,724
Balance at the end of period	$951,724

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, under this guidance they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of May 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on forward swaps*	$—	Unrealized depreciation on forward swaps*	$428,100

*	Represents cumulative appreciation (depreciation) of forward swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $113,723,622.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$6,553,413
Depreciation	(7,990,993)
Net unrealized appreciation (depreciation) of investments	$(1,437,580)

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2010

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(7)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

(IF)	Inverse floating rate investment.

56	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.6%

$3,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	6/12 at 100.00	Baa3	$3,318,070

445	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BBB	420,467

3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	BBB	2,566,445

12,135	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BBB	7,783,874
19,580	Total Consumer Staples			14,088,856
	Education and Civic Organizations – 3.4%

105	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/21	11/15 at 100.00	A2	110,296

2,960	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/36	1/15 at 100.00	BBB–	2,527,159

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
1,000	6.750%, 10/01/28	No Opt. Call	N/R	983,890
1,500	7.000%, 10/01/39	No Opt. Call	N/R	1,466,940

1,000	California State Public Works Board, Lease Revenue Bonds, University of California Department of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23	4/19 at 100.00	A2	1,068,840

1,000	California State Public Works Board, Lease Revenue Bonds, University of California, Institute Projects, Series 2005C, 5.000%, 4/01/30 – AMBAC Insured	4/15 at 100.00	Aa2	1,010,210

1,500	California Statewide Community Development Authority, Certificates of Participation, San Diego Space and Science Foundation, Series 1996, 7.500%, 12/01/26	6/10 at 102.00	N/R	1,500,420

2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	1,741,320
11,065	Total Education and Civic Organizations			10,409,075
	Health Care – 23.0%

2,250	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15 (6)	11/10 at 100.00	N/R	1,486,890

5,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Catholic Healthcare West, Series 1994-5, 5.000%, 7/01/14 – NPFG Insured	7/10 at 100.00	A2	5,008,950

3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	3,223,920

1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 6.500%, 11/01/38	11/19 at 100.00	A	1,065,160

1,360	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	1,315,052

9,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42 – NPFG Insured	11/16 at 100.00	Aa3	8,678,070

2,000	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	Baa2	1,855,760

1,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	973,610

	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A:
2,340	4.800%, 7/15/17	No Opt. Call	N/R	2,281,968
1,000	5.000%, 7/15/22	7/17 at 100.00	N/R	927,640

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$7,740	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds, Memorial Health Services, Series 2003A, 6.000%, 10/01/23	4/13 at 100.00	AA–	$8,091,086

5,540	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured	7/17 at 100.00	AAA	5,706,754

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	915,230
2,000	5.000%, 7/01/39	7/15 at 100.00	BBB	1,692,480

3,670	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	BBB	3,543,862

1,615	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	1,626,725

3,170	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007A, 4.750%, 4/01/33	4/17 at 100.00	A+	2,972,319

3,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007B, 0.975%, 4/01/36	4/17 at 100.00	A+	2,002,500

2,250	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	AA	2,506,905

4,540	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	4,688,730

2,065	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	2,331,922

1,580	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BBB–	1,621,001

4,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	4,665,060

1,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%, 7/01/37	9/17 at 100.00	N/R	948,780
71,620	Total Health Care			70,130,374
	Housing/Multifamily – 1.2%

1,950	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project, Series 1999A, 5.900%, 3/20/29	9/10 at 101.00	N/R	1,844,018

1,880	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	7/10 at 100.00	N/R	1,741,933
3,830	Total Housing/Multifamily			3,585,951
	Housing/Single Family – 1.0%

280	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	A	286,331

5	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1997A, 7.000%, 9/01/29 (Alternative Minimum Tax)	No Opt. Call	AAA	5,093

3,000	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007, 5.000%, 12/01/42 (Alternative Minimum Tax)	12/16 at 100.00	AA–	2,599,890
3,285	Total Housing/Single Family			2,891,314
	Industrials – 1.2%

610	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)	No Opt. Call	BBB	627,129

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Industrials (continued)

$3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	$3,019,650
3,610	Total Industrials			3,646,779
	Long-Term Care – 4.2%

	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds, Elder Care Alliance of Union City, Series 2004:
1,850	5.400%, 8/15/24	8/14 at 100.00	A–	1,854,662
2,130	5.600%, 8/15/34	8/14 at 100.00	A–	2,085,590

3,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds, The Insitute on Aging, Series 2008A, 5.650%, 8/15/38	8/18 at 100.00	A–	2,958,060

1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29	11/19 at 100.00	Baa1	1,048,540

2,000	California Municipal Finance Authority, Senior Living Revenue Bonds, Pilgrim Place at Claremont, Series 2009A, 6.125%, 5/15/39	5/19 at 100.00	A–	2,076,720

2,750	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27	9/12 at 100.00	Baa1	2,698,713
12,730	Total Long-Term Care			12,722,285
	Tax Obligation/General – 12.0%

1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2006B, 5.250%, 8/01/30 – FGIC Insured	8/16 at 100.00	A	1,466,482

5,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	5,140,200

10,000	California, General Obligation Bonds, Series 2002, 6.000%, 2/01/15 – AGM Insured (UB)	No Opt. Call	AAA	11,671,295

4,060	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	4,451,506

	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2004A:
1,000	5.500%, 7/01/22 – FGIC Insured	7/14 at 100.00	A	1,139,360
1,500	5.500%, 7/01/24 – FGIC Insured	7/14 at 100.00	A	1,709,040

2,435	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, 2008 Election Series 2010B, 5.000%, 8/01/25 (WI/DD, Settling 6/01/10) – AGC Insured	8/19 at 100.00	AAA	2,559,185

2,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2003A, 5.000%, 9/01/26 – FGIC Insured	9/13 at 100.00	Aa2	2,062,500

1,685	Peralta Community College District, Alameda County, California, General Obligation Bonds, Refunding Series 2010, 5.250%, 8/01/26	8/20 at 100.00	AA–	1,840,391

275	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	285,123

2,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998, Series 2000B, 5.125%, 7/01/22 – NPFG Insured	7/10 at 100.00	Aa1	2,007,660

1,355	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured	9/15 at 100.00	Aa1	1,421,219

3,500	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (WI/DD, Settling 6/02/10)	No Opt. Call	AA–	853,895
36,235	Total Tax Obligation/General			36,607,856
	Tax Obligation/Limited – 25.4%

3,000	Alameda County Redevelopment Agency, California, Eden Area Redevelopment Project, Tax Allocation Bonds, Series 2006A, 5.000%, 8/01/36 – NPFG Insured	8/16 at 100.00	A	2,686,020

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Brea Public Finance Authority, California, Revenue Bonds, Series 2008A:
$2,105	7.000%, 9/01/23	9/16 at 102.00	BBB+	$2,244,477
2,000	7.125%, 9/01/26	9/16 at 102.00	BBB+	2,119,220

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	1,030,510

2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009I-1, 6.375%, 11/01/34	11/19 at 100.00	A2	2,135,600

3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35	3/20 at 100.00	A2	3,114,090

350	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	341,954

2,075	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	BBB–	1,693,325

1,445	Irvine, California, Unified School District, Community Facilities District 06-1 Special Tax Bonds, Series 2010, 6.700%, 9/01/35	9/20 at 100.00	N/R	1,495,734

	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
170	5.000%, 9/01/26	9/16 at 100.00	N/R	155,625
395	5.125%, 9/01/36	9/16 at 100.00	N/R	342,086

	Jurupa Community Services District, California, Community Facilities District 25 Earstvale Area Special Tax Bonds, Series 2008A:
1,000	8.375%, 9/01/28	9/18 at 100.00	N/R	1,073,620
3,205	8.875%, 9/01/38	9/18 at 100.00	N/R	3,507,103

2,500	Lancaster Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Combined Redevelopment Project Areas, Series 2003B, 5.000%, 8/01/34 – FGIC Insured	8/13 at 100.00	A	2,293,150

1,870	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Area Sheriff’s Facilities Projects, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,864,895

1,120	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Fire Protection Facilities Project, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,116,942

630	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	562,124

2,500	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing Program, Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/22 – AGM Insured	9/13 at 100.00	AAA	2,580,675

985	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A, 5.700%, 9/02/18	9/10 at 103.00	N/R	959,991

	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2004:
805	5.550%, 9/01/29	9/14 at 100.00	N/R	722,721
1,250	5.650%, 9/01/34	9/14 at 100.00	N/R	1,115,738

7,100	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	A	6,204,832

315	Ontario, California, Assessment District 100C Limited Obligation Improvement Bonds, California Commerce Center Phase III, Series 1991, 8.000%, 9/02/11	9/10 at 103.00	N/R	327,795

2,500	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	No Opt. Call	BB	2,455,475

1,600	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AS, 5.000%, 2/01/31 – AMBAC Insured	2/17 at 100.00	A	1,518,832

60	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,150	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2007, 5.000%, 6/15/30 – NPFG Insured	6/17 at 100.00	A	$1,092,707

1,645	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	9/10 at 100.00	N/R	1,648,520

305	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	274,320

2,345	Richmond Redevelopment Agency, California, Harbour Project Tax Allocation Bonds, Series 1998A Refunding, 5.500%, 7/01/18 – NPFG Insured	7/10 at 100.00	AA–	2,354,357

380	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	380,745

1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A1	1,071,530

500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	A1	535,765

2,880	San Francisco Redevelopment Agency, California, Lease Revenue Bonds, Moscone Convention Center, Series 2004, 5.250%, 7/01/24 – AMBAC Insured	7/11 at 102.00	Aa2	3,042,230

6,695	San Marcos Redevelopment Agency, California, Tax Allocation Bonds, Affordable Housing Project, Series 1997A, 6.000%, 10/01/27 (Alternative Minimum Tax)	10/10 at 100.00	AA	6,699,553

1,505	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured	12/17 at 100.00	AA–	1,414,775

4,000	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17	7/10 at 100.00	A2	4,006,640

6,700	Travis Unified School District, Solano County, California, Certificates of Participation, Series 2006, 5.000%, 9/01/31 – FGIC Insured	9/16 at 100.00	N/R	6,141,153

2,500	Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 2008, 5.250%, 4/01/27 – AGC Insured	4/18 at 100.00	AAA	2,659,950

2,000	Tustin, California, Community Facilities District 2007-1, Legacy-Retail Center Special Tax Bonds, 6.000%, 9/01/37	9/17 at 100.00	N/R	1,965,540

445	Vallejo Public Financing Authority, California, Limited Obligation Revenue Refinancing Bonds, Fairground Drive Assessment District 65, Series 1998, 5.700%, 9/02/11	No Opt. Call	N/R	458,252
78,970	Total Tax Obligation/Limited			77,408,571
	Transportation – 4.6%

2,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.875%, 1/15/28	1/14 at 101.00	BBB–	2,776,648

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
285	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R	261,995
220	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R	194,715

3,970	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	11/10 at 100.00	A	3,970,397

550	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 1999, Issue 23A, 5.000%, 5/01/30 – FGIC Insured (Alternative Minimum Tax)	5/11 at 100.00	A1	543,824

4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2002, Issue 32G, 5.000%, 5/01/24 – FGIC Insured	5/16 at 100.00	A1	4,189,680

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2008, 6.500%, 5/01/19 (Mandatory put 5/01/12) (Alternative Minimum Tax)	No Opt. Call	A1	2,140,100
13,775	Total Transportation			14,077,359

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed – 9.1% (4)

$3,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa		$3,290,160

1,000	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 2001, 5.625%, 2/01/21 (Pre-refunded 2/01/11)	2/11 at 101.00	AAA		1,045,560

2,500	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)	12/13 at 102.00	N/R	(4)	2,940,725

1,035	Escondido Union School District, San Diego County, California, General Obligation Bonds, Series 2002A, 5.250%, 8/01/23 (Pre-refunded 8/01/12) – AGM Insured	8/12 at 100.00	AAA		1,135,167

3,695	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		4,118,927

	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Series 2005B:
5,080	5.000%, 8/01/21 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA	(4)	5,930,290
2,350	5.000%, 8/01/26 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA	(4)	2,743,343

1,800	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AAA		2,185,758

1,400	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/19 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A	(4)	1,540,798

2,475	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 (Pre-refunded 5/01/12) – NPFG Insured	5/12 at 100.00	A1	(4)	2,694,335
24,335	Total U.S. Guaranteed				27,625,063
	Utilities – 6.7%

2,445	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18 (5)	6/10 at 100.00	N/R		2,259,987

3,550	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1, 5.250%, 7/01/15	7/11 at 100.00	AA–		3,714,969

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA–		540,695

	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B:
4,535	0.000%, 9/01/23	9/16 at 64.56	A		2,024,424
27,110	0.000%, 9/01/33	9/16 at 32.62	A		5,891,545
12,000	0.000%, 9/01/38	9/16 at 23.21	A		1,840,680

615	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R		573,125

3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/10 at 101.00	Baa3		3,501,716
54,225	Total Utilities				20,347,141
	Water and Sewer – 3.8%

2,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38	7/18 at 100.00	AA		2,184,900

2,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	10/13 at 100.00	AAA		2,074,640

1,680	Castaic Lake Water Agency, California, Certificates of Participation, Series 2004A, 5.000%, 8/01/20 – AMBAC Insured	8/14 at 100.00	AA		1,771,073

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,250	Cucamonga Valley Water District, California, Certificates of Participation, Series 2006, 5.000%, 9/01/36 – NPFG Insured	9/16 at 100.00	AA–	$1,270,713

2,500	Fortuna Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 10/01/36 – AGM Insured	10/16 at 100.00	AAA	2,511,975

1,770	Pomona Public Finance Authority, California, Revenue Bonds, Water Facilities Project, Series 2007AY, 5.000%, 5/01/27 – AMBAC Insured	5/17 at 100.00	A+	1,816,799
11,200	Total Water and Sewer			11,630,100
$344,460	Total Investments (cost $303,684,354) – 100.2%			305,170,724
	Floating Rate Obligations – (1.6)%			(5,000,000)
	Other Assets Less Liabilities – 1.4%			4,335,413
	Net Assets – 100%			$304,506,137

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$303,683,834	$1,486,890	$305,170,724

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$ —
Gains (losses):	—
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	1,486,890
Balance at the end of period	$1,486,890

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $298,443,993.

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2010

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$12,380,950
Depreciation	(10,654,169)
Net unrealized appreciation (depreciation) of investments	$1,726,781

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently, the Fund continues to accrue interest on this obligation.

(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

64	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 4.9%

$750	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)	9/10 at 100.00	Baa1	$750,323

1,500	California State Public Works Board, Lease Revenue Bonds, University of California, Institute Projects, Series 2005C, 5.000%, 4/01/30 – AMBAC Insured	4/15 at 100.00	Aa2	1,515,315

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa2	2,347,560

5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured	11/11 at 101.00	BBB	4,718,750
9,500	Total Education and Civic Organizations			9,331,948
	Health Care – 11.0%

2,000	Antelope Valley Healthcare District, California, Insured Revenue Refunding Bonds, Series 1997A, 5.200%, 1/01/27 – AGM Insured	7/10 at 100.00	AAA	1,945,740

2,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.250%, 3/01/45	3/16 at 100.00	A+	2,468,300

5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42 – NPFG Insured	11/16 at 100.00	Aa3	4,821,150

4,000	California Statewide Community Development Authority, Certificates of Participation, Sutter Health Obligated Group, Series 1999, 5.500%, 8/15/31 – AGM Insured	8/10 at 100.00	AAA	4,024,160

2,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007A, 4.750%, 4/01/33	4/17 at 100.00	A+	1,875,280

5,685	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	5,871,241
21,185	Total Health Care			21,005,871
	Housing/Multifamily – 4.7%

4,180	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	N/R	3,723,753

3,865	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.400%, 1/20/31 (Alternative Minimum Tax)	7/11 at 102.00	AAA	3,949,798

1,285	Santa Cruz County Housing Authority, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Northgate Apartments, Series 1999A, 5.500%, 7/20/40 (Alternative Minimum Tax)	7/10 at 101.00	AAA	1,291,978
9,330	Total Housing/Multifamily			8,965,529
	Housing/Single Family – 5.2%

	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A:
3,500	5.300%, 12/01/21 – AMBAC Insured	6/12 at 101.00	AA–	3,599,050
5,000	5.350%, 12/01/27 – AMBAC Insured	6/12 at 101.00	AA–	5,078,700

245	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	A	250,539

1,050	California Rural Home Mortgage Finance Authority, FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2002D, 5.250%, 6/01/34 (Alternative Minimum Tax)	6/12 at 101.00	Aaa	1,069,110
9,795	Total Housing/Single Family			9,997,399
	Tax Obligation/General – 21.9%

1,000	Bonita Unified School District, San Diego County, California, General Obligation Bonds, Series 2004A, 5.250%, 8/01/20 – NPFG Insured	8/14 at 100.00	AA–	1,092,600

6,900	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/31 – AGM Insured	8/16 at 100.00	AAA	7,016,748

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$2,040	Chaffey Joint Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2005, 5.000%, 8/01/23 – FGIC Insured	8/15 at 100.00	AA–	$2,147,855

1,365	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2004, 5.250%, 9/01/20 – FGIC Insured	9/14 at 100.00	AA–	1,500,613

	Glendora Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2006A:
1,900	5.250%, 8/01/24 – NPFG Insured	8/16 at 100.00	Aa2	2,072,102
1,000	5.250%, 8/01/25 – NPFG Insured	8/16 at 100.00	Aa2	1,084,810

	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1998A:
2,650	0.000%, 8/01/19 – NPFG Insured	8/13 at 68.56	AAA	1,549,720
2,755	0.000%, 8/01/20 – NPFG Insured	8/13 at 63.85	AAA	1,489,849

5,000	Grossmont Healthcare District, California, General Obligation Bonds, Series 2007A, 5.000%, 7/15/37 – AMBAC Insured	7/17 at 100.00	Aa2	4,984,950

	Imperial Community College District, Imperial County, California, General Obligation Bonds, Series 2005:
1,330	5.000%, 8/01/23 – FGIC Insured	8/14 at 100.00	Aa3	1,382,588
1,510	5.000%, 8/01/24 – FGIC Insured	8/14 at 100.00	Aa3	1,559,906

1,460	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 – FGIC Insured	8/13 at 100.00	A	1,490,806

1,840	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009D, 5.000%, 7/01/27	7/19 at 100.00	Aa2	1,943,095

2,405	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – FGIC Insured	7/14 at 101.00	A1	2,299,204

270	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	279,939

1,590	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured	7/15 at 100.00	Aa2	1,644,028

4,070	San Benito Health Care District, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – SYNCORA GTY Insured	7/14 at 101.00	BBB+	3,832,149

1,000	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 – AGM Insured	8/14 at 100.00	AAA	1,048,830

3,040	Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds, Series 1991A, 0.000%, 9/01/15 – NPFG Insured	No Opt. Call	A	2,546,517

1,000	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series 2004A, 5.000%, 8/01/22 – FGIC Insured	8/13 at 100.00	A+	1,055,030
44,125	Total Tax Obligation/General			42,021,339
	Tax Obligation/Limited – 24.8%

1,915	Alameda County Redevelopment Agency, California, Eden Area Redevelopment Project, Tax Allocation Bonds, Series 2006A, 5.000%, 8/01/36 – NPFG Insured	8/16 at 100.00	A	1,714,576

	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C:
15,000	0.000%, 9/01/34 – AGM Insured	No Opt. Call	AAA	3,178,350
10,000	0.000%, 9/01/36 – AGM Insured	No Opt. Call	AAA	1,817,600

235	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – NPFG Insured	No Opt. Call	A	262,420

1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	10/15 at 100.00	BBB+	1,410,060

2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	8/11 at 101.00	AAA	2,333,385

1,960	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/13 at 100.00	AA–	2,041,536

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$335	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	$327,298

1,400	Chula Vista Public Financing Authority, California, Pooled Community Facility District Assessment Revenue Bonds, Series 2005A, 5.000%, 9/01/29 – NPFG Insured	9/15 at 100.00	A	1,334,956

2,285	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 1, Series 2004B, 5.000%, 10/01/21 – NPFG Insured	10/14 at 100.00	Aa3	2,421,643

1,185	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/27 – AGM Insured	10/14 at 100.00	AAA	1,244,025

2,480	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	2,277,508

1,840	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	A–	1,797,827

4,555	Long Beach Bond Finance Authority, California, Multiple Project Tax Allocation Bonds, Housing and Gas Utility Financing Project Areas, Series 2005A-1, 5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	BBB+	4,009,721

1,830	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	1,632,836

1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/20 – AGM Insured	12/14 at 100.00	AAA	1,092,700

14,050	Paramount Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment Project Area 1, Series 1998, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	A	5,383,117

1,150	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2007, 5.000%, 6/15/30 – NPFG Insured	6/17 at 100.00	A	1,092,707

290	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	260,829

8,000	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997B, 5.000%, 6/01/19 – NPFG Insured	6/12 at 101.00	A	8,118,557

360	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	360,706

3,560	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Woodcreek West, Series 2005, 5.000%, 9/01/30 – AMBAC Insured	9/15 at 100.00	A–	3,368,828
77,335	Total Tax Obligation/Limited			47,481,185
	Transportation – 9.7%

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – NPFG Insured	7/10 at 100.00	A	5,730,140

3,255	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.750%, 1/15/40 – NPFG Insured	7/10 at 101.00	A	3,177,857

1,985	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	11/10 at 100.00	A	1,985,199

5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – NPFG Insured (Alternative Minimum Tax)	5/11 at 100.00	A1	5,004,700

1,290	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 1997A, 5.250%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	7/10 at 100.00	A3	1,290,219

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund (continued)

May 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$1,320	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.100%, 1/01/20 – AGM Insured (Alternative Minimum Tax)	7/10 at 100.00	AAA		$1,322,112
19,350	Total Transportation				18,510,227
	U.S. Guaranteed – 4.9% (4)

475	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – NPFG Insured (ETM)	No Opt. Call	A	(4)	538,080

3,305	Centinela Valley Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2002C, 5.200%, 8/01/32 – FGIC Insured (ETM)	8/10 at 102.00	A	(4)	3,391,690

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.125%, 1/01/27 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	AA–	(4)	5,466,800
8,780	Total U.S. Guaranteed				9,396,570
	Utilities – 6.9%

4,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and Electric Company, Series 1996A, 5.350%, 12/01/16 – NPFG Insured (Alternative Minimum Tax)	4/11 at 102.00	A		4,158,400

1,000	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California Edison Company, Series 1999B, 5.450%, 9/01/29 – NPFG Insured	9/10 at 100.50	A		1,009,100

595	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R		554,486

2,875	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series 1998A, 5.125%, 7/01/23 – NPFG Insured	7/10 at 100.00	A		2,887,593

1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 – AMBAC Insured (Alternative Minimum Tax)	8/12 at 100.00	A+		1,854,528

2,700	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – NPFG Insured	7/13 at 100.00	A1		2,765,853
13,120	Total Utilities				13,229,960
	Water and Sewer – 4.6%

1,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38	7/18 at 100.00	AA		1,092,450

1,000	Fortuna Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 10/01/36 – AGM Insured	10/16 at 100.00	AAA		1,004,790

3,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%, 2/01/33 – FGIC Insured	8/13 at 100.00	AAA		3,066,450

1,000	Orange County Water District, California, Revenue Certificates of Participation, Series 2005B, 5.000%, 8/15/24 – NPFG Insured	2/15 at 100.00	AAA		1,054,420

2,500	Westlands Water District, California, Revenue Certificates of Participation, Series 2005A, 5.000%, 9/01/30 – NPFG Insured	3/15 at 100.00	A+		2,534,650
8,500	Total Water and Sewer				8,752,760
$221,020	Total Investments (cost $190,693,573) – 98.6%				188,692,788
	Other Assets Less Liabilities – 1.4%				2,585,088
	Net Assets – 100%				$191,277,876

68	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$188,692,788	$—	$188,692,788

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $190,403,650.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$3,868,195
Depreciation	(5,579,057)
Net unrealized appreciation (depreciation) of investments	$(1,710,862)

The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Nuveen Investments	69

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 30, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2010